Schedule of Investments (unaudited) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.0%

Diversified Financial Services — 0.0%
Arrow Global Group PLC		2,735	$3,582
Kcad Holdings I Ltd.(a)(b)		546,753,936	5,467

			9,049

Energy Equipment & Services — 0.0%
McDermott International, Inc.(b)		4,151	241

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		8,511	468

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)		3,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(b)		38,911	24,903

Metals & Mining — 0.0%
Ameriforge Group, Inc.(b)		801	40,050
Preferred Proppants LLC(a)(b)		5,738	22,952

			63,002

Software — 0.0%
Avaya Holdings Corp.(b)		19	154

Utilities — 0.0%
Texgen LLC(a)(b)		3,661	113,491

Total Common Stocks — 0.0% (Cost — $6,554,031)			211,308

		Par (000)

Asset-Backed Securities — 3.6%
522 Funding Clo I Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.34%), 9.24%, 01/15/33(d)(e)	USD	250	153,702
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 4.82%, 10/21/28(d)(e)		1,000	750,301
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 4.53%, 07/15/27(d)(e)		270	210,379
Anchorage Capital CLO Ltd.(d)(e):
Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 7.30%, 01/28/31		850	497,109
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 4.40%, 01/28/31		250	175,102
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 4.52%, 01/28/31		1,000	749,098
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 7.55%, 07/28/28		1,000	661,478

Security		Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class CR, 4.22%, 07/18/27(d)(f)	USD	250	$187,899
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 9.53%, 10/20/32(d)(e)		250	168,443
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.26%, 07/20/32(d)(e)		500	275,499
CarVal CLO Ltd., Series 2018-1A, Class E, 7.61%, 07/16/31(d)		500	277,441
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 5.46%, 07/23/30(d)(e)		500	386,458
Clear Creek CLO, Series 2015-1A, Class DR, 4.77%, 10/20/30(d)		250	177,070
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(d)		386	377,481
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (3 mo. LIBOR US + 3.70%), 5.53%, 04/15/29(d)(e)		250	196,426
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 4.47%, 04/18/31(d)(e)		250	170,998
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.90%, 10/15/32(d)(e)		950	605,527
Litigation Fee Residual Funding, 4.00%, 10/30/27(a)		765	762,931
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 8.22%, 01/20/29(d)(e)		500	347,488
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 3.99%, 01/27/26(d)(e)		1,500	1,245,858
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.52%, 04/20/26(d)(e)		300	241,371
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 6.83%, 01/15/28(d)(e)		790	516,933
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 7.02%, 10/20/27(d)(e)		500	338,022

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.12%, 07/20/30(d)(e)	USD	500	$322,276
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.40%, 07/22/29(d)(e)		250	194,090
OZLM VIII Ltd., Series 2014-8A(d)(e):
Class BRR, (3 mo. LIBOR US + 2.20%), 4.04%, 10/17/29		2,500	2,051,425
Class CRR, (3 mo. LIBOR US + 3.15%), 4.99%, 10/17/29		250	186,900
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 7.36%, 01/20/31(d)(e)		250	141,955
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 7.92%, 11/14/29(d)(e)		1,750	1,129,523
Rockford Tower CLO Ltd.(d)(e):
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 4.36%, 04/15/29		250	182,887
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 4.10%, 10/15/29		500	380,878
Sterling Coofs Trust(a)(d):
Series 2004-1, Class A, 2.36%, 04/15/29		1,565	54,297
Series 2004-2, Class Note, 2.08%, 03/30/30		2,301	76,210
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 5.81%, 01/23/28(d)(e)		1,000	776,473
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.56%, 04/15/33(d)(e)		250	155,606
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.25%), 6.07%, 01/20/29(d)(e)		1,000	782,377
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 4.44%, 07/25/26(d)(e)		250	189,806
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 3.79%, 01/17/31(d)(e)		500	399,724
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.07%, 07/20/28(d)(e)		500	385,215
York CLO Ltd.(d)(e):
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.42%, 10/20/29		250	191,369

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 1.00%, 04/20/32(a)	USD	1,000	$995,000

Total Asset-Backed Securities — 3.6% (Cost — $24,239,829)			18,069,025

Corporate Bonds — 71.8%

Aerospace & Defense — 2.6%
Amsted Industries, Inc., 5.63%, 07/01/27(d)		156	151,775
Arconic, Inc.:
5.13%, 10/01/24(g)		808	797,900
5.40%, 04/15/21		10	9,914
5.87%, 02/23/22		730	718,831
Bombardier, Inc.(d):
8.75%, 12/01/21(g)		635	527,844
5.75%, 03/15/22		108	81,810
6.00%, 10/15/22		8	6,000
6.13%, 01/15/23(g)		338	238,290
7.50%, 12/01/24		135	91,125
7.50%, 03/15/25		176	125,752
7.88%, 04/15/27(g)		1,184	790,142
CenturyLink, Inc., 4.00%, 02/15/27(d)(g)		466	452,020
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(d)(h)		429	274,959
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(d)		378	345,870
Moog, Inc., 4.25%, 12/15/27(d)		302	272,555
Signature Aviation US Holdings, Inc.(d):
5.38%, 05/01/26		271	262,193
4.00%, 03/01/28		321	289,799
TransDigm UK Holdings PLC, 6.88%, 05/15/26(g)		464	431,520
TransDigm, Inc., 6.25%, 03/15/26(d)(g)		6,141	6,117,971
Wolverine Escrow LLC(d):
8.50%, 11/15/24		256	204,157
9.00%, 11/15/26		1,007	818,187

			13,008,614

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(d)		18	17,600

Airlines — 1.5%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(d)(g)		994	924,911
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(g)		1,823	1,852,278
Series 2017-1, Class B, 4.95%, 02/15/25		1,142	987,965

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Avianca Holdings SA, 9.00%, 05/10/23(d)	USD	239	$50,489
Gol Finance SA, 7.00%, 01/31/25(d)		200	85,000
Latam Finance Ltd., 6.88%, 04/11/24(d)		203	90,244
United Airlines Pass-Through Trust(g):
Series 2014-2, Class B, 4.63%, 09/03/22		1,336	1,249,991
Series 2015-1, Class A, 3.70%, 12/01/22		2,430	2,361,206

			7,602,084

Auto Components — 1.2%
Allison Transmission, Inc.(d):
5.00%, 10/01/24		28	27,160
5.88%, 06/01/29		358	336,520
Aptiv PLC, 4.40%, 10/01/46		240	184,568
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(d)		258	206,400
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		67	61,808
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22		299	299,747
6.75%, 02/01/24		314	303,010
4.75%, 09/15/24		93	85,533
6.38%, 12/15/25		120	113,400
6.25%, 05/15/26		366	345,870
5.25%, 05/15/27		489	451,714
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26	EUR	100	91,541
6.25%, 05/15/26(d)	USD	1,737	1,641,465
8.50%, 05/15/27(d)(g)		1,778	1,551,127
Tesla, Inc., 5.30%, 08/15/25(d)		299	280,312

			5,980,175

Banks — 2.2%
Al Ahli Bank of Kuwait KSCP, (5 year USD Swap + 4.17%), 7.25%(i)(j)		200	168,500
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	91,538
Banco BPM SpA, 2.50%, 06/21/24		100	102,903
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(i)		100	80,340
Banco Espirito Santo SA(b)(c):
4.75%, 01/15/20		100	17,646
4.00%, 01/21/21		100	17,646
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(i)	USD	200	176,250
Banistmo SA, 3.65%, 09/19/22		200	185,187
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	171,000

Security		Par (000)	Value

Banks (continued)
Barclays PLC(g):
4.38%, 09/11/24	USD	580	$577,967
3.65%, 03/16/25		3,600	3,520,767
5.20%, 05/12/26		200	205,480
BBVA Bancomer SA, 6.75%, 09/30/22(d)		192	190,603
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(i)(j)		250	212,891
CIT Group, Inc., 5.00%, 08/01/23		382	367,526
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(i)(j)		250	211,094
HSBC Holdings PLC, 4.38%, 11/23/26(g)		395	415,860
Santander Holdings USA, Inc., 4.50%, 07/17/25(g)		1,750	1,785,362
Santander UK Group Holdings PLC, 2.88%, 08/05/21(g)		950	938,286
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(d)(g)(i)		1,500	1,522,122

			10,958,968

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		800	871,331
Central American Bottling Corp., 5.75%, 01/31/27(d)		176	150,220
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		34	34,850
Crown European Holdings SA, 2.25%, 02/01/23(d)	EUR	100	107,914

			1,164,315

Building Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24		100	105,051

Building Products — 0.4%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(d)	USD	262	233,180
Beacon Roofing Supply, Inc.(d):
4.88%, 11/01/25		18	16,245
4.50%, 11/15/26		88	81,206
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		324	314,410
Jeld-Wen, Inc.(d):
4.63%, 12/15/25		138	121,440
4.88%, 12/15/27		19	16,767
Masonite International Corp.(d):
5.75%, 09/15/26		86	84,280
5.38%, 02/01/28		120	117,936
Standard Industries, Inc.:
5.50%, 02/15/23(d)		29	27,985
5.38%, 11/15/24(d)		404	389,860

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
6.00%, 10/15/25(d)	USD	600	$589,680
2.25%, 11/21/26	EUR	100	87,538
5.00%, 02/15/27(d)	USD	36	32,760
4.75%, 01/15/28(d)		46	42,364

			2,155,651

Capital Markets — 0.5%
CFLD Cayman Investment Ltd., 6.90%, 01/13/23		200	163,834
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(i)(j)		730	649,700
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	104,996
LABL Escrow Issuer LLC, 6.75%, 07/15/26(d)	USD	380	349,600
Morgan Stanley, 4.00%, 07/23/25(g)		965	1,017,165
Owl Rock Capital Corp., 5.25%, 04/15/24(g)		88	85,356
Stevens Holding Co., Inc., 6.13%, 10/01/26(d)		167	164,982

			2,535,633

Chemicals — 1.8%
Ashland Services BV, 2.00%, 01/30/28	EUR	100	95,677
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(d)(h)	USD	656	590,400
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)(g)		1,830	1,685,887
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)		608	583,680
Blue Cube Spinco LLC:
9.75%, 10/15/23		596	619,095
10.00%, 10/15/25		380	400,938
Chemours Co.:
6.63%, 05/15/23		259	220,150
7.00%, 05/15/25		20	16,650
Cydsa SAB de CV, 6.25%, 10/04/27(d)		252	182,739
Element Solutions, Inc., 5.88%, 12/01/25(d)(g)		1,384	1,356,320
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	186,250
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		165	153,450
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	91,541
NOVA Chemicals Corp., 4.88%, 06/01/24(d)	USD	67	58,793
Orbia Advance Corp SAB de CV, 5.50%, 01/15/48(d)		200	172,500
PQ Corp.(d):
6.75%, 11/15/22		463	465,334
5.75%, 12/15/25		543	488,700
Valvoline, Inc., 4.25%, 02/15/30(d)		260	243,724

Security		Par (000)	Value

Chemicals (continued)
Vedanta Resources Finance II PLC, 9.25%, 04/23/26	USD	282	$113,787
WR Grace & Co-Conn(d):
5.13%, 10/01/21(g)		741	748,410
5.63%, 10/01/24		216	212,695
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	181,500

			8,868,220

Commercial Services & Supplies — 1.3%
ADT Security Corp.:
6.25%, 10/15/21		139	135,873
3.50%, 07/15/22		55	53,625
4.13%, 06/15/23		9	8,797
4.88%, 07/15/32(d)		575	488,577
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		147	148,838
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(d)		520	490,048
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(d)		383	375,340
Clean Harbors, Inc.(d)(g):
4.88%, 07/15/27		250	244,725
5.13%, 07/15/29		172	159,960
Core & Main LP, 6.13%, 08/15/25(d)(g)		1,044	970,920
Garda World Security Corp., 9.50%, 11/01/27(d)(g)		136	121,570
GFL Environmental, Inc.(d):
5.13%, 12/15/26		458	446,550
8.50%, 05/01/27		233	234,095
KAR Auction Services, Inc., 5.13%, 06/01/25(d)		380	362,900
Mobile Mini, Inc., 5.88%, 07/01/24		499	477,792
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(d)		472	470,815
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	91,761
United Rentals North America, Inc.:
4.63%, 10/15/25	USD	269	258,240
5.88%, 09/15/26		17	17,218
5.50%, 05/15/27		339	342,136
3.88%, 11/15/27		200	189,000
Vericast Corp., 8.38%, 08/15/22(d)		398	306,958

			6,395,738

Communications Equipment — 0.6%
CommScope, Inc.(d):
5.50%, 03/01/24(g)		707	715,484
6.00%, 03/01/26		239	238,642
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(d)		70	55,300

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
Motorola Solutions, Inc., 3.75%, 05/15/22(g)	USD	843	$843,242
Nokia OYJ:
3.38%, 06/12/22		106	105,540
4.38%, 06/12/27		149	144,530
6.63%, 05/15/39		200	202,600
ViaSat, Inc., 5.63%, 04/15/27(d)		593	585,587

			2,890,925

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%, 07/15/25(d)		498	391,030
Delhi International Airport Ltd., 6.45%, 06/04/29		200	164,187
frontdoor, Inc., 6.75%, 08/15/26(d)		473	452,898
PulteGroup, Inc., 7.88%, 06/15/32		21	23,100
SPIE SA, 2.63%, 06/18/26	EUR	100	98,323
SRS Distribution, Inc., 8.25%, 07/01/26(d)(g)	USD	296	224,960

			1,354,498

Construction Materials — 0.8%
American Builders & Contractors Supply Co., Inc.(d):
5.88%, 05/15/26		412	392,430
4.00%, 01/15/28		375	341,250
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(d)(h)		464	424,560
HD Supply, Inc., 5.38%, 10/15/26(d)(g)		1,956	1,901,467
Navistar International Corp., 6.63%, 11/01/25(d)		448	372,960
New Enterprise Stone & Lime Co., Inc.(d):
10.13%, 04/01/22		136	135,660
6.25%, 03/15/26		74	68,080
Williams Scotsman International, Inc.(d):
7.88%, 12/15/22		98	95,599
6.88%, 08/15/23		391	355,810

			4,087,816

Consumer Discretionary — 0.2%
Dun & Bradstreet Corp., 6.88%, 08/15/26(d)(g)		1,062	1,104,480
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(d)		135	125,213

			1,229,693

Consumer Finance — 1.9%
Ally Financial, Inc., 8.00%, 11/01/31(g)		1,543	1,787,874
Husky III Holding Ltd., (13.00% PIK), 13.00%, 02/15/25(d)(h)		616	452,440

Security		Par (000)	Value

Consumer Finance (continued)
Muthoot Finance Ltd.:
6.13%, 10/31/22(d)	USD	427	$363,751
4.40%, 09/02/23		200	155,403
Navient Corp.:
5.00%, 10/26/20		310	305,350
7.25%, 09/25/23		129	125,138
6.13%, 03/25/24		86	79,550
5.88%, 10/25/24		129	118,680
5.00%, 03/15/27		258	221,802
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	109,187
4.50%, 05/15/26(d)		400	436,748
6.25%, 05/15/26(d)(g)	USD	1,668	1,722,210
8.25%, 11/15/26(d)(g)		972	1,025,460
Springleaf Finance Corp.:
6.13%, 05/15/22		70	70,721
6.88%, 03/15/25		281	283,001
7.13%, 03/15/26		374	370,260
6.63%, 01/15/28		221	208,845
5.38%, 11/15/29		164	150,060
Verscend Escrow Corp., 9.75%, 08/15/26(d)		1,758	1,754,695

			9,741,175

Containers & Packaging — 1.6%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(d)(h)		891	765,280
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 08/15/26(d)(g)		262	260,690
4.75%, 07/15/27(d)	GBP	100	113,342
4.75%, 07/15/27		100	113,342
Berry Global, Inc.:
1.00%, 01/15/25	EUR	100	100,364
4.88%, 07/15/26(d)	USD	395	398,950
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		200	170,937
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	193,060
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		523	535,918
Graphic Packaging International LLC, 3.50%, 03/15/28(d)		118	106,164
Intertape Polymer Group, Inc., 7.00%, 10/15/26(d)		201	191,955
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(d)(g)		1,394	1,282,480
OI European Group BV, 2.88%, 02/15/25	EUR	100	102,128

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d):
(3 mo. LIBOR US + 3.50%), 5.33%, 07/15/21(e)	USD	433	$422,175
5.13%, 07/15/23		146	144,540
7.00%, 07/15/24(g)		344	349,590
Sealed Air Corp.(d):
5.13%, 12/01/24		46	46,230
6.88%, 07/15/33		44	44,087
Silgan Holdings, Inc., 4.13%, 02/01/28(d)		228	210,330
Trivium Packaging Finance BV:
3.75%, 08/15/26	EUR	100	100,309
5.50%, 08/15/26(d)	USD	1,004	998,980
8.50%, 08/15/27(d)(g)		1,367	1,373,835

			8,024,686

Diversified Consumer Services — 0.6%
APX Group, Inc.:
7.88%, 12/01/22(g)		252	236,965
8.50%, 11/01/24(d)		60	54,751
Ascend Learning LLC(d):
6.88%, 08/01/25		317	307,490
6.88%, 08/01/25(g)		690	669,300
Garda World Security Corp., 4.63%, 02/15/27(d)		267	238,965
Graham Holdings Co., 5.75%, 06/01/26(d)		211	206,780
Laureate Education, Inc., 8.25%, 05/01/25(d)		114	113,430
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	83,221
Prime Security Services Borrower LLC/Prime Finance, Inc.(d):
5.25%, 04/15/24	USD	141	139,278
5.75%, 04/15/26(g)		320	313,600
Service Corp. International, 5.13%, 06/01/29		238	242,760
ServiceMaster Co. LLC, 5.13%, 11/15/24(d)(g)		598	590,525

			3,197,065

Diversified Financial Services — 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(d)(g)		1,752	1,721,340
Alpha Holding SA de CV, 9.00%, 02/10/25(d)		200	134,000
Altice France Holding SA:
8.00%, 05/15/27	EUR	200	231,596
10.50%, 05/15/27(d)	USD	1,473	1,554,015
6.00%, 02/15/28(d)		382	336,038

Security		Par (000)	Value

Diversified Financial Services (continued)
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	$106,821
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21	USD	200	193,000
8.60%, 04/08/24		200	161,375
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(i)(j)		620	531,092
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(d)		423	420,885
Ford Motor Credit Co. LLC:
5.88%, 08/02/21		222	217,560
2.98%, 08/03/22		249	231,570
3.81%, 01/09/24		229	207,245
4.13%, 08/04/25		411	364,557
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	75,322
General Motors Financial Co., Inc., 4.38%, 09/25/21(g)	USD	530	487,998
Gilex Holding Sarl, 8.50%, 05/02/23(d)		182	154,791
Greenko Dutch BV, 5.25%, 07/24/24		200	160,464
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	176,448
Intesa Sanpaolo SpA, 5.02%, 06/26/24(d)(g)		2,442	2,391,934
Intrum AB, 3.00%, 09/15/27	EUR	100	77,887
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)		100	91,680
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(i)(j)	USD	450	370,125
Manappuram Finance Ltd., 5.90%, 01/13/23		200	144,000
Mong Doung Financial Holdings BV, 5.13%, 05/07/29		250	208,081
Murphy Oil USA, Inc., 4.75%, 09/15/29		163	152,812
Scenery Journey Ltd.:
11.00%, 11/06/20		200	190,625
11.50%, 10/24/22		219	163,411
13.00%, 11/06/22		200	154,841
Spectrum Brands, Inc., 5.00%, 10/01/29(d)		162	137,700
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)(g)		752	688,125
Usiminas International Sarl, 5.88%, 07/18/26(d)		200	152,812
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	103,893
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	176,150

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
WMG Acquisition Corp., 5.50%, 04/15/26(d)	USD	166	$162,265

			12,832,458

Diversified Telecommunication Services — 1.8%
Axtel SAB de CV, 6.38%, 11/14/24(d)		200	159,104
CenturyLink, Inc.:
5.13%, 12/15/26(d)(g)		1,082	1,082,000
Series P, 7.60%, 09/15/39		308	298,760
Series U, 7.65%, 03/15/42		391	379,270
Series W, 6.75%, 12/01/23(g)		512	544,154
Series Y, 7.50%, 04/01/24(g)		516	565,020
Cincinnati Bell, Inc., 7.00%, 07/15/24(d)		82	82,512
Frontier Communications Corp., 8.00%, 04/01/27(b)(d)(g)		1,478	1,457,722
GCI LLC, 6.63%, 06/15/24(d)		153	151,470
Level 3 Financing, Inc.:
5.38%, 08/15/22		155	155,775
5.63%, 02/01/23		61	60,695
5.13%, 05/01/23		295	289,835
5.38%, 05/01/25		90	89,550
5.25%, 03/15/26(g)		865	864,459
4.63%, 09/15/27(d)		143	142,128
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(h)		220	150,150
SoftBank Group Corp.:
4.50%, 04/20/25	EUR	100	98,864
4.75%, 07/30/25		100	100,517
5.00%, 04/15/28		100	97,232
Telecom Argentina SA, 8.00%, 07/18/26(d)	USD	203	155,041
Telecom Italia Capital SA:
6.38%, 11/15/33		137	139,055
6.00%, 09/30/34		423	418,770
7.20%, 07/18/36		90	93,150
7.72%, 06/04/38		163	172,325
Telecom Italia SpA:
4.00%, 04/11/24	EUR	150	164,583
5.30%, 05/30/24(d)(g)	USD	600	603,036
2.75%, 04/15/25	EUR	100	103,397
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(d)	USD	332	316,994
Verizon Communications, Inc., 3.38%, 02/15/25(g)		156	166,639

			9,102,207

Electric Utilities — 0.6%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24		200	175,987
Black Hills Corp., 3.15%, 01/15/27(g)		305	325,366
Enel Finance International NV, 3.63%, 05/25/27(d)(g)		900	912,852

Security		Par (000)	Value

Electric Utilities (continued)
Energuate Trust, 5.88%, 05/03/27(d)	USD	200	$191,850
Exelon Corp., 3.40%, 04/15/26(g)		140	135,709
Inkia Energy Ltd., 5.88%, 11/09/27(d)		377	336,472
NextEra Energy Operating Partners LP(d):
4.25%, 07/15/24		528	514,800
4.25%, 09/15/24		101	98,475
4.50%, 09/15/27		39	38,025
ReNew Power Synthetic, 6.67%, 03/12/24		200	159,062
Talen Energy Supply LLC:
6.50%, 06/01/25		50	32,365
10.50%, 01/15/26(d)		50	36,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(a):
Term Loan, 1.00%, 11/10/20(b)(c)		780	—
11.50%, 10/01/20		300	—
10.50%, 11/01/20		31	152
10.25%(j)		47	—

			2,957,115

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24(g)		655	682,700
5.00%, 09/01/25		107	110,242
Itron, Inc., 5.00%, 01/15/26(d)		25	23,750

			816,692

Energy Equipment & Services — 0.3%
Apergy Corp., 6.38%, 05/01/26		239	184,030
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(d)		147	104,385
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(d)		316	279,660
Halliburton Co., 3.80%, 11/15/25(g)		7	6,607
Odebrecht Oil & Gas Finance Ltd., 0.00%(d)(j)(k)	BRL	43	244
Pattern Energy Group, Inc., 5.88%, 02/01/24(d)	USD	299	296,811
Transocean, Inc., 8.38%, 12/15/21		51	29,583
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		322	201,250
6.88%, 09/01/27		503	311,860

			1,414,430

Environmental, Maintenance, & Security Service — 0.2%
GFL Environmental, Inc., 7.00%, 06/01/26(d)		566	547,840
Tervita Corp., 7.63%, 12/01/21(d)		343	240,100

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26(d)	USD	436	$404,521

			1,192,461

Equity Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc., 3.45%, 06/01/25(g)		1,245	1,277,243
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(d)		141	114,405
ERP Operating LP, 3.38%, 06/01/25(g)		1,015	1,051,070
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(d)		389	334,540
Fortune Star BVI Ltd.:
6.88%, 01/31/21		200	192,000
5.95%, 01/29/23		200	176,562
6.75%, 07/02/23		250	224,219
GLP Capital LP/GLP Financing II, Inc.(g):
5.25%, 06/01/25		108	99,900
5.38%, 04/15/26		174	154,234
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		337	315,095
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		30	27,900
Iron Mountain, Inc.(d):
4.88%, 09/15/27		397	385,090
4.88%, 09/15/29		198	185,997
iStar, Inc., 5.25%, 09/15/22		67	61,808
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(d)(g)		824	650,960
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		229	193,276
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		40	34,800
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(g)		1,334	1,280,640
4.50%, 09/01/26(g)		637	528,710
5.75%, 02/01/27		27	23,490
4.50%, 01/15/28		432	367,200
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		73	70,993
5.00%, 10/15/27(g)		991	961,270
4.63%, 08/01/29(g)		456	424,080
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(d)		542	406,500
SBA Communications Corp., 4.88%, 09/01/24(g)		1,195	1,211,431

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	234	$214,110
Trust F/1401, 6.95%, 01/30/44		200	188,000
Ventas Realty LP, 4.13%, 01/15/26(g)		650	649,509
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(d)		498	454,365

			12,259,397

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24		186	188,790
5.75%, 03/15/25		70	70,728
7.50%, 03/15/26(d)		107	115,325
4.63%, 01/15/27(d)		666	662,670
5.88%, 02/15/28(d)		320	325,696
4.88%, 02/15/30(d)		246	245,385
BRF GmbH, 4.35%, 09/29/26		200	169,781
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	186,250
Kraft Heinz Foods Co., 4.63%, 10/01/39(d)		106	94,927
Post Holdings, Inc., 4.63%, 04/15/30(d)		491	470,132

			2,529,684

Food Products — 1.8%
Aramark Services, Inc.(d):
5.00%, 04/01/25		623	589,732
5.00%, 02/01/28(g)		558	519,286
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)(g)		416	378,560
Darling Ingredients, Inc., 5.25%, 04/15/27(d)		302	292,849
Graphic Packaging International LLC, 4.75%, 07/15/27(d)		89	87,042
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(d)(i)(j)		200	184,375
JBS USA LUX SA/JBS USA Finance, Inc.(d):
5.88%, 07/15/24		412	417,150
5.75%, 06/15/25(g)		1,006	1,016,060
6.75%, 02/15/28		361	384,638
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d):
6.50%, 04/15/29		735	788,435
5.50%, 01/15/30		675	696,938
Kraft Heinz Foods Co.:
5.00%, 07/15/35		127	126,264
6.88%, 01/26/39		233	266,511
6.50%, 02/09/40		155	169,131
5.00%, 06/04/42		129	122,135

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
5.20%, 07/15/45	USD	351	$337,449
4.38%, 06/01/46		403	363,030
4.88%, 10/01/49(d)		1,057	961,092
MARB BondCo PLC, 6.88%, 01/19/25(d)		200	178,938
MHP Lux SA, 6.25%, 09/19/29(d)		200	164,000
Minerva Luxembourg SA, 6.50%, 09/20/26(d)		200	183,500
Post Holdings, Inc.(d):
5.75%, 03/01/27		253	259,252
5.63%, 01/15/28		73	74,095
5.50%, 12/15/29		230	238,579
Simmons Foods, Inc., 7.75%, 01/15/24(d)		270	270,000

			9,069,041

Health Care Equipment & Supplies — 1.0%
Avantor, Inc.(d)(g):
6.00%, 10/01/24		1,767	1,851,286
9.00%, 10/01/25		1,092	1,149,548
Hologic, Inc.(d):
4.38%, 10/15/25		57	56,447
4.63%, 02/01/28		206	206,515
Immucor, Inc., 11.13%, 02/15/22(d)		100	90,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(d):
6.63%, 05/15/22		404	381,780
7.25%, 02/01/28		1,177	1,012,102
Teleflex, Inc.:
4.88%, 06/01/26		87	86,130
4.63%, 11/15/27		58	57,936

			4,891,744

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		146	139,157
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		213	184,320
Centene Corp.(d)(g):
5.25%, 04/01/25		310	311,550
5.38%, 06/01/26		336	346,117
5.38%, 08/15/26		343	349,860
4.25%, 12/15/27		657	643,860
4.63%, 12/15/29		1,782	1,790,910
3.38%, 02/15/30		452	420,360
CHS/Community Health Systems, Inc.(d):
8.63%, 01/15/24(g)		704	694,982
6.63%, 02/15/25		255	235,875
8.00%, 03/15/26(g)		1,110	1,054,500
Encompass Health Corp., 5.75%, 11/01/24		46	46,216

Security		Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.:
5.38%, 02/01/25	USD	490	$501,025
5.88%, 02/15/26		46	48,415
5.38%, 09/01/26(g)		430	442,900
5.63%, 09/01/28(g)		692	724,316
5.88%, 02/01/29(g)		547	578,453
3.50%, 09/01/30		1,478	1,340,859
5.50%, 06/15/47		650	706,327
LifePoint Health, Inc., 4.38%, 02/15/27(d)		217	204,414
MEDNAX, Inc., 5.25%, 12/01/23(d)		168	136,920
Molina Healthcare, Inc.:
5.38%, 11/15/22		172	167,700
4.88%, 06/15/25(d)		168	163,800
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)(g)		714	621,223
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(d)(g)(h)		433	335,240
Radiology Partners, Inc., 9.25%, 02/01/28(d)		130	112,547
Surgery Center Holdings, Inc.(d):
6.75%, 07/01/25(g)		611	439,920
10.00%, 04/15/27		294	205,800
Tenet Healthcare Corp.:
8.13%, 04/01/22		615	585,788
4.63%, 07/15/24(g)		514	490,870
4.63%, 09/01/24(d)		367	351,513
4.88%, 01/01/26(d)(g)		1,605	1,528,762
6.25%, 02/01/27(d)(g)		537	523,575
5.13%, 11/01/27(d)(g)		959	913,447
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,588,569
Vizient, Inc., 6.25%, 05/15/27(d)		407	396,994

			19,327,084

Health Care Technology — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)(g)		791	727,720
IQVIA, Inc.:
3.25%, 03/15/25	EUR	148	159,151
3.25%, 03/15/25(d)		100	107,534
5.00%, 10/15/26(d)	USD	463	472,260
5.00%, 05/15/27(d)		637	651,333

			2,117,998

Hotels, Restaurants & Leisure — 3.8%
1011778 BC ULC/New Red Finance, Inc.(d):
4.25%, 05/15/24		10	9,975
5.00%, 10/15/25(g)		1,384	1,321,706
3.88%, 01/15/28		423	401,850
4.38%, 01/15/28		302	279,018

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., 6.00%, 08/15/26	USD	112	$96,320
Boyne USA, Inc., 7.25%, 05/01/25(d)		220	210,100
Cedar Fair LP, 5.25%, 07/15/29(d)		383	323,635
Churchill Downs, Inc.(d):
5.50%, 04/01/27(g)		899	847,460
4.75%, 01/15/28		358	311,460
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	99,675
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	91	81,900
6.00%, 09/15/26		117	105,593
Golden Nugget, Inc., 6.75%, 10/15/24(d)(g)		1,641	1,033,649
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26(g)		697	655,180
4.88%, 01/15/30		1,077	915,450
IRB Holding Corp., 6.75%, 02/15/26(d)		166	130,794
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d):
5.00%, 06/01/24		35	34,300
5.25%, 06/01/26		368	367,485
Las Vegas Sands Corp.:
2.90%, 06/25/25		52	47,142
3.50%, 08/18/26		47	42,990
3.90%, 08/08/29		30	25,855
LHMC Finco 2 Sarl, (7.25% Cash or 8.00% PIK), 7.25%, 10/02/25(h)	EUR	100	41,910
Lions Gate Capital Holdings LLC(d):
6.38%, 02/01/24	USD	25	22,000
5.88%, 11/01/24		171	146,205
McDonald’s Corp., 3.70%, 01/30/26(g)		405	423,631
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	223,853
MGM China Holdings Ltd., 5.88%, 05/15/26		250	208,047
MGM Resorts International:
7.75%, 03/15/22(g)		575	569,549
6.00%, 03/15/23		416	401,440
5.75%, 06/15/25		29	25,955
Scientific Games International, Inc.:
5.00%, 10/15/25(d)(g)		1,160	1,009,200
3.38%, 02/15/26	EUR	100	84,967
8.25%, 03/15/26(d)(g)	USD	795	508,887
7.00%, 05/15/28(d)		174	107,010
7.25%, 11/15/29(d)		51	31,875
Six Flags Entertainment Corp.(d)(g):
4.88%, 07/31/24		709	600,877
5.50%, 04/15/27		113	95,203
Spirit Issuer PLC, Series A5, 5.47%, 12/28/34	GBP	4,500	5,029,604
Studio City Finance Ltd., 7.25%, 02/11/24	USD	250	217,938
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 06/30/27	GBP	49	67,354
Series N, 6.46%, 03/30/32		100	138,906

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	13	$10,985
5.75%, 04/01/27		216	180,360
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(d)		121	105,270
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(d)		192	173,760
Wynn Macau Ltd., 5.50%, 10/01/27		200	173,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(d)		412	374,920
Yum! Brands, Inc.:
7.75%, 04/01/25(d)		334	350,700
4.75%, 01/15/30(d)(g)		597	561,180
5.35%, 11/01/43		71	60,350

			19,286,473

Household Durables — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(d):
6.25%, 09/15/27		217	188,226
4.88%, 02/15/30		340	258,298
Controladora Mabe SA de CV, 5.60%, 10/23/28(d)		200	189,063
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	159,130
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(d)		307	313,907
Lennar Corp.:
8.38%, 01/15/21		134	136,010
4.88%, 12/15/23		122	119,560
4.75%, 05/30/25		260	248,300
5.25%, 06/01/26		28	28,490
4.75%, 11/29/27		497	495,757
Mattamy Group Corp., 4.63%, 03/01/30(d)		233	200,380
MDC Holdings, Inc., 6.00%, 01/15/43		122	115,351
Meritage Homes Corp., 5.13%, 06/06/27		50	47,000
PulteGroup, Inc.:
5.00%, 01/15/27		24	23,947
6.38%, 05/15/33(g)		469	474,018
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(d)		173	147,699
Shui On Development Holding Ltd., 5.75%, 11/12/23		200	175,666
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(d)		264	245,195
Tempur Sealy International, Inc., 5.50%, 06/15/26		180	157,527

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Theta Capital Pte Ltd., 8.13%, 01/22/25	USD	200	$144,750
TRI Pointe Group, Inc.:
4.88%, 07/01/21		112	104,031
5.25%, 06/01/27		15	13,346
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24		11	10,219
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		200	186,063
6.80%, 02/27/24		200	174,200

			4,356,133

Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24(d)		85	81,600
Berkline Benchcraft LLC, 4.50%, 06/01/20(a)(b)(c)		200	—
Energizer Holdings, Inc.(d):
6.38%, 07/15/26		46	46,460
7.75%, 01/15/27(g)		305	315,279

			443,339

Independent Power and Renewable Electricity Producers — 1.3%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	169,016
Calpine Corp.:
5.75%, 01/15/25(g)		608	562,400
5.25%, 06/01/26(d)(g)		718	682,100
4.50%, 02/15/28(d)		581	563,134
5.13%, 03/15/28(d)(g)		1,351	1,242,920
Clearway Energy Operating LLC:
5.75%, 10/15/25		214	211,860
4.75%, 03/15/28(d)		309	286,598
Genneia SA, 8.75%, 01/20/22(d)		200	112,250
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		200	161,271
NRG Energy, Inc.:
6.63%, 01/15/27(g)		898	933,920
5.75%, 01/15/28		63	64,260
5.25%, 06/15/29(d)		993	1,022,790
TerraForm Power Operating LLC(d):
4.25%, 01/31/23		184	182,620
5.00%, 01/31/28		228	238,898
4.75%, 01/15/30		334	323,980

			6,758,017

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(d)		209	200,640

Security		Par (000)	Value

Industrial Conglomerates (continued)
Grupo KUO SAB de CV, 5.75%, 07/07/27(d)	USD	200	$144,625

			345,265

Insurance — 1.7%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(d)		173	168,511
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(d)(g)		1,031	965,428
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	367,540
AmWINS Group, Inc., 7.75%, 07/01/26(d)		221	216,580
Aon PLC, 3.88%, 12/15/25(g)		1,115	1,162,251
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(i)(j)		306	290,707
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.50%, 10/27/47(i)	EUR	100	119,682
Global Atlantic Fin Co., 8.63%, 04/15/21(d)(g)	USD	750	798,934
GTCR AP Finance, Inc., 8.00%, 05/15/27(d)		355	326,600
HUB International Ltd., 7.00%, 05/01/26(d)(g)		1,308	1,294,920
Lincoln National Corp., 3.35%, 03/09/25(g)		845	845,027
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(i)	EUR	400	461,550
Nationstar Mortgage Holdings, Inc.(d):
8.13%, 07/15/23(g)	USD	712	696,194
9.13%, 07/15/26		94	85,070
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(d)(g)(i)		595	573,787

			8,372,781

Interactive Media & Services — 0.8%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(d)		303	305,788
Match Group, Inc.(d):
5.63%, 02/15/29		177	169,035
4.13%, 08/01/30		230	205,562
Netflix, Inc.:
4.88%, 04/15/28		109	112,270
5.88%, 11/15/28(g)		754	805,649
5.38%, 11/15/29(d)(g)		793	822,856
3.63%, 06/15/30	EUR	100	107,533
4.88%, 06/15/30(d)	USD	515	522,802
Rackspace Hosting, Inc., 8.63%, 11/15/24(d)(g)		202	181,295
Twitter, Inc., 3.88%, 12/15/27(d)		129	124,082

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Uber Technologies, Inc.(d)(g):
7.50%, 11/01/23	USD	253	$246,058
8.00%, 11/01/26		129	128,032
7.50%, 09/15/27		164	161,901

			3,892,863

IT Services — 0.7%
21Vianet Group, Inc., 7.88%, 10/15/21		200	168,008
Banff Merger Sub, Inc., 9.75%, 09/01/26(d)(g)		1,618	1,423,840
Camelot Finance SA, 4.50%, 11/01/26(d)(g)		679	658,630
Fair Isaac Corp., 4.00%, 06/15/28(d)		169	160,127
Gartner, Inc., 5.13%, 04/01/25(d)		174	170,085
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(d)		470	432,400
Science Applications International Corp., 4.88%, 04/01/28(d)		254	243,840
WEX, Inc., 4.75%, 02/01/23(d)		177	169,920
Xerox Corp., 4.80%, 03/01/35		203	164,430

			3,591,280

Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25(d)(g)		638	648,782
5.88%, 12/15/27(d)		293	301,146
6.20%, 10/01/40		24	19,860
5.45%, 11/01/41		110	86,900

			1,056,688

Machinery — 0.6%
Colfax Corp.(d):
6.00%, 02/15/24		575	554,875
6.38%, 02/15/26		270	265,950
Manitowoc Co., Inc., 9.00%, 04/01/26(d)		99	87,615
Mueller Water Products, Inc., 5.50%, 06/15/26(d)		336	325,080
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)		353	330,055
SPX FLOW, Inc.(d):
5.63%, 08/15/24		206	199,820
5.88%, 08/15/26		89	85,440
Terex Corp., 5.63%, 02/01/25(d)(g)		352	330,915
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)(g)		813	678,855
Wabash National Corp., 5.50%, 10/01/25(d)		241	191,595

			3,050,200

Security		Par (000)	Value

Media — 8.4%
Altice Financing SA:
7.50%, 05/15/26(d)(g)	USD	1,143	$1,107,453
3.00%, 01/15/28	EUR	100	96,967
5.00%, 01/15/28(d)	USD	378	334,530
Altice France SA:
7.38%, 05/01/26(d)(g)		2,104	2,088,536
5.88%, 02/01/27	EUR	100	111,669
8.13%, 02/01/27(d)(g)	USD	707	737,047
AMC Networks, Inc., 4.75%, 08/01/25		222	215,895
Block Communications, Inc., 4.88%, 03/01/28(d)		128	119,040
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
4.00%, 03/01/23(g)		670	667,488
5.13%, 05/01/27(g)		1,008	1,010,621
5.88%, 05/01/27		349	359,470
5.00%, 02/01/28		34	34,085
5.38%, 06/01/29(g)		1,248	1,282,445
4.75%, 03/01/30		147	146,265
4.50%, 08/15/30(g)		1,354	1,326,920
4.50%, 05/01/32(g)		1,260	1,228,752
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(g)		2,425	2,574,364
Clear Channel Worldwide Holdings, Inc.(d)(g):
9.25%, 02/15/24		908	778,610
5.13%, 08/15/27		1,774	1,678,647
Comcast Corp., 3.95%, 10/15/25(g)		3,000	3,262,018
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(d)		1,466	1,211,282
CSC Holdings LLC:
6.75%, 11/15/21		187	192,610
5.38%, 07/15/23(d)(g)		1,109	1,108,989
5.25%, 06/01/24		123	123,306
7.75%, 07/15/25(d)		202	210,080
6.63%, 10/15/25(d)(g)		235	247,058
10.88%, 10/15/25(d)(g)		1,614	1,745,137
5.50%, 05/15/26(d)(g)		200	206,870
5.38%, 02/01/28(d)		200	204,000
6.50%, 02/01/29(d)(g)		865	932,894
5.75%, 01/15/30(d)(g)		862	869,293
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(d)		650	528,138
Discovery Communications LLC(g):
3.25%, 04/01/23		1,490	1,485,583
3.45%, 03/15/25		170	164,585
DISH DBS Corp.:
6.75%, 06/01/21(g)		627	635,778
5.88%, 07/15/22(g)		1,365	1,329,264
5.00%, 03/15/23		358	342,534
7.75%, 07/01/26		217	222,968

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
DISH Network Corp.(l):
2.38%, 03/15/24	USD	56	$45,240
3.38%, 08/15/26		385	307,247
Entercom Media Corp., 6.50%, 05/01/27(d)		286	248,105
Front Range BidCo, Inc.(d):
4.00%, 03/01/27		1,637	1,565,381
6.13%, 03/01/28		967	918,650
Hughes Satellite Systems Corp., 5.25%, 08/01/26(g)		177	175,230
iHeartCommunications, Inc.:
6.38%, 05/01/26		264	249,973
5.25%, 08/15/27(d)		122	106,750
4.75%, 01/15/28(d)		78	70,200
Intelsat Jackson Holdings SA, 5.50%, 08/01/23(g)		927	607,185
Lamar Media Corp.:
5.75%, 02/01/26		124	125,860
4.00%, 02/15/30(d)		126	117,180
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(d)		400	394,000
Live Nation Entertainment, Inc.(d):
4.88%, 11/01/24		29	26,400
4.75%, 10/15/27		199	177,110
Meredith Corp., 6.88%, 02/01/26		56	49,129
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(d)		177	171,374
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(i)(j)		250	198,438
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(d)		146	140,890
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)		137	116,450
Sable International Finance Ltd., 5.75%, 09/07/27(d)		200	180,000
Sirius XM Radio, Inc.(d):
5.00%, 08/01/27		322	326,798
5.50%, 07/01/29(g)		887	904,740
TEGNA, Inc., 5.50%, 09/15/24(d)		66	62,700
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(d)		200	186,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(d)		490	414,050
Tower Bersama Infrastructure Tbk PT, 4.25%, 01/21/25		200	175,000
United Group BV, 3.63%, 02/15/28	EUR	100	89,247
Univision Communications, Inc.(d):
5.13%, 05/15/23(g)	USD	366	323,910
5.13%, 02/15/25		133	113,383
Videotron Ltd., 5.13%, 04/15/27(d)		439	439,000

Security		Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 5.75%, 01/15/25(d)(g)	USD	855	$829,350
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	120,284
Virgin Media Secured Finance PLC(d):
5.50%, 08/15/26	USD	200	203,000
5.50%, 05/15/29		200	199,280
Ziggo Bond Co. BV(d):
6.00%, 01/15/27		199	193,030
5.13%, 02/28/30		225	220,500
Ziggo BV:
4.25%, 01/15/27	EUR	90	98,368
5.50%, 01/15/27(d)(g)	USD	599	599,000
4.88%, 01/15/30(d)		200	194,787

			42,604,410

Metals & Mining — 1.8%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		250	204,625
Allegheny Technologies, Inc., 5.88%, 12/01/27		183	152,347
Arconic Corp., 6.13%, 02/15/28(d)		222	226,995
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		221	201,110
Constellium SE(d):
5.75%, 05/15/24		506	451,656
6.63%, 03/01/25(g)		1,269	1,142,100
5.88%, 02/15/26(g)		838	729,060
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		91	87,929
3.88%, 03/15/23		1,119	1,057,455
4.25%, 03/01/30		386	335,820
5.40%, 11/14/34		161	148,925
5.45%, 03/15/43		1,990	1,781,050
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(d)		200	187,812
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		371	346,069
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(d)		135	125,550
JSW Steel Ltd., 5.95%, 04/18/24		200	149,875
Kaiser Aluminum Corp., 4.63%, 03/01/28(d)		143	126,912
Nexa Resources SA, 5.38%, 05/04/27(d)		237	177,750
Novelis Corp.(d):
5.88%, 09/30/26		502	492,645
4.75%, 01/30/30		881	784,090
thyssenkrupp AG:
1.88%, 03/06/23	EUR	43	41,497
2.88%, 02/22/24		84	81,526
Vale Overseas Ltd., 6.25%, 08/10/26(g)	USD	188	201,164

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Vedanta Resources Finance II PLC, 8.00%, 04/23/23	USD	313	$118,549

			9,352,511

Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 03/10/26(d)(g)		1,475	1,515,282
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(d)		243	236,925

			1,752,207

Multiline Retail — 0.1%
Dufry One BV, 2.00%, 02/15/27	EUR	100	85,939
Future Retail Ltd.:
5.60%, 01/22/25	USD	200	100,250
5.60%, 01/22/25(d)		200	100,250

			286,439

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(d)		190	180,500

Oil, Gas & Consumable Fuels — 4.2%
Apache Corp., 3.25%, 04/15/22		10	7,508
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)		547	319,995
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(k)		150	84,750
Buckeye Partners LP:
4.13%, 03/01/25(d)		262	220,866
4.50%, 03/01/28(d)		362	296,840
5.85%, 11/15/43		130	87,061
5.60%, 10/15/44		146	91,980
Callon Petroleum Co.:
6.25%, 04/15/23		372	88,350
6.13%, 10/01/24		208	36,920
8.25%, 07/15/25		243	38,880
Series WI, 6.38%, 07/01/26		192	32,160
Centennial Resource Production LLC, 6.88%, 04/01/27(d)		255	62,475
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		106	94,140
Cheniere Energy Partners LP:
5.63%, 10/01/26		173	159,160
4.50%, 10/01/29(d)		512	445,440
Series WI, 5.25%, 10/01/25		48	44,160
Chesapeake Energy Corp., 11.50%, 01/01/25(d)		503	85,510
Cimarex Energy Co., 4.38%, 06/01/24		20	15,761
Citgo Holding, Inc., 9.25%, 08/01/24(d)		228	185,820
CNX Resources Corp., 5.88%, 04/15/22(g)		916	838,140
Comstock Resources, Inc.:
7.50%, 05/15/25(d)		287	186,550
9.75%, 08/15/26		138	98,297

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc., 5.00%, 09/15/22	USD	25	$15,949
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		21	11,764
5.63%, 05/01/27(d)		389	213,837
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)(g)		1,170	608,400
CVR Energy, Inc.(d):
5.25%, 02/15/25		231	179,603
5.75%, 02/15/28		77	57,558
DCP Midstream Operating LP:
5.38%, 07/15/25(g)		188	128,366
5.13%, 05/15/29		99	62,365
6.45%, 11/03/36(d)		226	108,412
6.75%, 09/15/37(d)(g)		392	211,680
Denbury Resources, Inc., 9.00%, 05/15/21(d)		235	68,738
Diamondback Energy, Inc., 3.50%, 12/01/29		46	31,276
eG Global Finance PLC:
6.75%, 02/07/25(d)		396	324,720
6.25%, 10/30/25	EUR	142	124,505
8.50%, 10/30/25(d)	USD	252	224,280
Enbridge, Inc., (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(g)(i)		1,565	1,173,750
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26		650	448,636
5.75%, 01/30/28		408	277,440
EnLink Midstream LLC, 5.38%, 06/01/29		82	42,640
EnLink Midstream Partners LP:
4.40%, 04/01/24		240	121,128
4.15%, 06/01/25		17	8,240
4.85%, 07/15/26		99	48,678
5.60%, 04/01/44		176	59,400
5.05%, 04/01/45		28	10,212
EnQuest PLC, (7.00% PIK), 7.00%, 10/15/23(d)(h)		7	1,680
EQT Corp.:
3.90%, 10/01/27		61	42,072
7.00%, 02/01/30		18	13,410
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		302	53,605
5.63%, 02/01/26		572	94,380
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		171	124,035
5.63%, 06/15/24		169	118,300
6.50%, 10/01/25		95	68,666
7.75%, 02/01/28		167	116,265

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Geopark Ltd., 6.50%, 09/21/24(d)	USD	200	$113,500
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	159,848
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		484	309,760
Hess Corp., 4.30%, 04/01/27		50	36,211
Hess Midstream Operations LP, 5.63%, 02/15/26(d)		210	148,274
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,000
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	151,688
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)		1,452	1,414,209
Indigo Natural Resources LLC, 6.88%, 02/15/26(d)		444	293,040
Matador Resources Co., 5.88%, 09/15/26		323	94,639
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	145,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		250	147,813
MEG Energy Corp.(d):
7.00%, 03/31/24		48	22,140
6.50%, 01/15/25(g)		635	401,637
MPLX LP(d):
6.38%, 05/01/24		101	90,603
4.25%, 12/01/27		185	149,433
Murphy Oil Corp.:
5.75%, 08/15/25		25	13,378
5.88%, 12/01/42		29	11,887
Nabors Industries Ltd.(d):
7.25%, 01/15/26		174	59,160
7.50%, 01/15/28		159	50,880
Nabors Industries, Inc., 4.63%, 09/15/21		20	12,600
Neptune Energy Bondco PLC, 6.63%, 05/15/25(d)		200	112,000
NGPL PipeCo LLC, 7.77%, 12/15/37(d)		227	225,982
NuStar Logistics LP, 6.00%, 06/01/26		163	120,620
Occidental Petroleum Corp.:
4.85%, 03/15/21		89	74,715
2.60%, 08/13/21		218	171,412
2.70%, 08/15/22		141	100,539
Series 1, 4.10%, 02/01/21		130	110,498
Odebrecht Offshore Drilling Finance Ltd.(d):
6.72%, 12/01/22	BRL	63	50,069
(7.72% PIK), 7.72%, 12/01/26(h)		9	930
Pacific Drilling SA, 8.38%, 10/01/23(d)	USD	332	89,640

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp.(d):
5.38%, 01/15/25	USD	251	$193,892
5.25%, 08/15/25		59	44,840
5.63%, 10/15/27		271	191,055
4.13%, 02/15/28		281	191,080
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		137	91,831
PDC Energy, Inc.:
6.25%, 12/01/25		122	59,762
1.13%, 09/15/21(l)		922	752,031
6.13%, 09/15/24		140	74,725
5.75%, 05/15/26		108	60,480
Pertamina Persero PT, 4.30%, 05/20/23		200	199,125
Petrobras Global Finance BV:
6.00%, 01/27/28		189	183,046
7.25%, 03/17/44		160	160,503
Puma International Financing SA, 5.13%, 10/06/24(d)		200	71,000
QEP Resources, Inc.:
6.88%, 03/01/21		456	232,560
5.38%, 10/01/22		178	83,660
5.25%, 05/01/23		138	51,060
5.63%, 03/01/26(g)		202	73,730
Range Resources Corp.:
5.88%, 07/01/22		44	31,680
5.00%, 08/15/22		192	143,942
5.00%, 03/15/23(g)		199	145,270
Saudi Arabian Oil Co., 3.50%, 04/16/29		200	196,500
SM Energy Co.:
6.13%, 11/15/22		143	60,507
5.00%, 01/15/24		334	110,220
5.63%, 06/01/25(g)		125	34,064
6.75%, 09/15/26		122	36,600
6.63%, 01/15/27		34	9,896
Southwestern Energy Co., 4.10%, 03/15/22		222	166,500
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26(g)		235	196,596
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		141	121,260
Series WI, 4.88%, 01/15/23		213	203,415
Series WI, 5.50%, 02/15/26		33	28,554
Series WI, 5.88%, 03/15/28		124	102,920
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
5.50%, 09/15/24		462	254,100
5.50%, 01/15/28(g)		47	24,440
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		118	100,583
5.88%, 04/15/26		304	252,320
5.38%, 02/01/27		2	1,646

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
6.50%, 07/15/27	USD	324	$276,210
5.00%, 01/15/28		359	289,377
6.88%, 01/15/29(g)		786	632,730
5.50%, 03/01/30(d)		364	281,154
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	251,353
Transocean, Inc., 8.00%, 02/01/27(d)		324	153,900
Viper Energy Partners LP, 5.38%, 11/01/27(d)		123	103,320
WPX Energy, Inc.:
8.25%, 08/01/23		100	73,500
5.25%, 09/15/24		84	51,240
5.75%, 06/01/26		61	34,770
5.25%, 10/15/27		104	57,200
4.50%, 01/15/30		446	242,178
YPF SA, 8.50%, 07/28/25		250	128,477

			21,237,660

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(d)		152	146,680

Pharmaceuticals — 3.0%
AbbVie, Inc., 3.60%, 05/14/25(g)		695	729,339
Allergan Funding SCS, 3.45%, 03/15/22(g)		2,460	2,554,312
Bausch Health Americas, Inc., 8.50%, 01/31/27(d)(g)		1,109	1,158,905
Bausch Health Cos., Inc.:
5.50%, 03/01/23(d)		150	147,000
4.50%, 05/15/23	EUR	346	365,164
5.88%, 05/15/23(d)	USD	33	32,835
7.00%, 03/15/24(d)		317	322,941
6.13%, 04/15/25(d)(g)		813	800,805
5.50%, 11/01/25(d)(g)		152	153,566
9.00%, 12/15/25(d)		501	528,154
5.75%, 08/15/27(d)		145	149,292
7.00%, 01/15/28(d)		266	273,022
5.00%, 01/30/28(d)		214	202,594
7.25%, 05/30/29(d)		498	516,824
5.25%, 01/30/30(d)		260	245,846
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27(d)		495	480,150
2.38%, 03/01/28	EUR	100	100,364
Charles River Laboratories International, Inc.(d):
5.50%, 04/01/26	USD	365	375,950
4.25%, 05/01/28		167	160,971
CVS Health Corp.(g):
4.75%, 12/01/22		165	174,720
4.10%, 03/25/25		2,355	2,491,195

Security		Par (000)	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc., 5.65%, 08/28/28	USD	176	$185,566
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(d)		200	144,876
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)(g)		1,567	1,594,422
MEDNAX, Inc., 6.25%, 01/15/27(d)(g)		323	259,208
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	97,187
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	101,742
Par Pharmaceutical, Inc., 7.50%, 04/01/27(d)(g)	USD	989	984,055

			15,331,005

Producer Durables: Miscellaneous — 0.2%
Open Text Corp., 3.88%, 02/15/28(d)		411	386,340
Open Text Holdings, Inc., 4.13%, 02/15/30(d)		411	386,443

			772,783

Professional Services — 0.2%
ASGN, Inc., 4.63%, 05/15/28(d)		286	265,665
Dun & Bradstreet Corp., 10.25%, 02/15/27(d)		497	526,820

			792,485

Real Estate — 0.9%
Central China Real Estate Ltd., 7.25%, 04/24/23		200	154,000
China Aoyuan Group Ltd.:
7.50%, 05/10/21		200	194,528
7.95%, 02/19/23		450	412,632
China SCE Group Holdings Ltd., 7.25%, 04/19/23		200	172,000
CIFI Holdings Group Co. Ltd.:
7.63%, 03/02/21		200	198,000
6.55%, 03/28/24		200	185,022
Country Garden Holdings Co. Ltd.:
8.00%, 01/27/24		200	204,000
6.50%, 04/08/24		200	194,938
6.15%, 09/17/25		200	192,000
Easy Tactic Ltd., 9.13%, 07/28/22		200	181,748
Kaisa Group Holdings Ltd., 11.95%, 10/22/22		200	172,375
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	186,272
Logan Property Holdings Co. Ltd.:
7.50%, 08/25/22		200	189,750
6.50%, 07/16/23		200	187,125
New Metro Global Ltd.:
6.50%, 04/23/21		200	191,500
6.80%, 08/05/23		200	172,000

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate (continued)
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22	USD	200	$179,654
Prologis LP, 3.75%, 11/01/25(g)		255	270,585
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		200	196,500
10.50%, 03/01/22		200	189,750
8.95%, 01/22/23		200	184,950
Yuzhou Properties Co. Ltd., 8.63%, 01/23/22		200	189,882
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		200	183,750
8.70%, 08/03/22		200	161,334

			4,744,295

Real Estate Management & Development — 1.6%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	95,612
Agile Group Holdings Ltd.:
(5 year CMT + 11.29%), 7.88%(i)(j)	USD	200	159,518
6.70%, 03/07/22		250	239,830
Central China Real Estate Ltd., 6.88%, 08/08/22		200	163,500
China Evergrande Group:
8.25%, 03/23/22		200	161,575
9.50%, 04/11/22		200	162,250
11.50%, 01/22/23		450	363,082
12.00%, 01/22/24		250	187,031
China SCE Group Holdings Ltd., 7.38%, 04/09/24		200	175,375
CIFI Holdings Group Co. Ltd.:
7.63%, 02/28/23		200	192,137
6.45%, 11/07/24		200	181,454
Country Garden Holdings Co. Ltd., 5.13%, 01/14/27		200	185,250
Easy Tactic Ltd.:
8.75%, 01/10/21		200	193,000
8.13%, 02/27/23		200	173,000
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	181,000
11.75%, 04/17/22		200	172,100
Greenland Global Investment Ltd.:
7.25%, 03/12/22		200	186,868
5.60%, 11/13/22		200	172,500
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)		174	157,480
Heimstaden Bostad AB, (5 year EUR Swap + 3.67%), 3.25%(i)(j)	EUR	100	89,059
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	200	183,494
Howard Hughes Corp., 5.38%, 03/15/25(d)		281	271,868
Kaisa Group Holdings Ltd.:
11.25%, 04/09/22		200	178,250

Security		Par (000)	Value

Real Estate Management & Development (continued)
11.50%, 01/30/23	USD	200	$167,651
10.88%, 07/23/23		400	323,500
KWG Group Holdings Ltd.:
7.88%, 08/09/21		200	192,433
7.40%, 03/05/24		200	180,662
Logan Property Holdings Co. Ltd.:
6.90%, 06/09/24		200	186,385
5.75%, 01/14/25		200	175,000
Newmark Group, Inc., 6.13%, 11/15/23		106	107,826
Redsun Properties Group Ltd., 9.95%, 04/11/22		200	168,430
RKPF Overseas A Ltd., Class A, 6.70%, 09/30/24		513	458,654
Shimao Property Holdings Ltd.:
6.13%, 02/21/24		200	198,875
5.60%, 07/15/26		200	192,625
Sunac China Holdings Ltd.:
7.25%, 06/14/22		200	187,887
7.95%, 10/11/23		200	183,188
7.50%, 02/01/24		200	179,850
Times China Holdings Ltd., 6.75%, 07/16/23		313	282,385
Yango Justice International Ltd., 10.00%, 02/12/23		200	174,250
Yuzhou Properties Co. Ltd.:
8.50%, 02/04/23		200	183,814
8.50%, 02/26/24		200	177,625
8.38%, 10/30/24		200	173,313

			8,119,586

Road & Rail — 0.5%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	222,786
Herc Holdings, Inc., 5.50%, 07/15/27(d)	USD	416	386,880
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(d)		1,633	1,714,629
United Rentals North America, Inc.:
5.25%, 01/15/30		161	160,952
4.00%, 07/15/30		152	136,040

			2,621,287

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		73	77,380
Analog Devices, Inc.(g):
3.90%, 12/15/25		375	391,258
3.50%, 12/05/26		275	278,113
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	300,282
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(g)		1,515	1,488,157

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc., 1.63%, 02/15/25(l)	USD	86	$124,646
ON Semiconductor Corp., 1.00%, 12/01/20(l)		274	272,187
Qorvo, Inc.:
5.50%, 07/15/26		234	244,589
4.38%, 10/15/29(d)		82	76,260
QUALCOMM, Inc., 3.45%, 05/20/25(g)		1,570	1,645,136
Sensata Tech, Inc., 4.38%, 02/15/30(d)		190	171,000
Sensata Technologies BV(d):
5.63%, 11/01/24		229	223,275
5.00%, 10/01/25(g)		324	306,990

			5,599,273

Software — 2.3%
ACI Worldwide, Inc., 5.75%, 08/15/26(d)(g)		696	689,040
CA, Inc., 3.60%, 08/15/22(g)		555	520,326
Castle US Holding Corp., 9.50%, 02/15/28(d)		585	555,750
CDK Global, Inc.:
4.88%, 06/01/27		655	671,375
5.25%, 05/15/29(d)		138	140,760
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(d)(g)		1,047	1,070,861
Infor US, Inc., 6.50%, 05/15/22(g)		2,144	2,106,480
MSCI, Inc.(d):
4.00%, 11/15/29		83	82,451
3.63%, 09/01/30		84	79,695
Nuance Communications, Inc., 5.63%, 12/15/26		303	294,874
PTC, Inc.:
6.00%, 05/15/24		227	233,588
3.63%, 02/15/25(d)		164	153,340
4.00%, 02/15/28(d)		187	179,576
RP Crown Parent LLC, 7.38%, 10/15/24(d)(g)		758	722,222
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)(g)		1,829	1,792,420
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(d)		292	292,000
SS&C Technologies, Inc., 5.50%, 09/30/27(d)(g)		1,814	1,890,569
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(d)		200	176,000

			11,651,327

Specialty Retail — 0.6%
Asbury Automotive Group, Inc.(d):
4.50%, 03/01/28		87	73,950
4.75%, 03/01/30		85	72,250

Security		Par (000)	Value

Specialty Retail (continued)
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(d)	USD	324	$314,280
Group 1 Automotive, Inc.:
5.00%, 06/01/22		155	142,600
5.25%, 12/15/23(d)		18	18,473
IAA, Inc., 5.50%, 06/15/27(d)		372	359,910
L Brands, Inc.:
6.88%, 11/01/35		401	296,740
6.75%, 07/01/36		71	51,120
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	29,190
PetSmart, Inc.(d)(g):
7.13%, 03/15/23		256	238,400
5.88%, 06/01/25		903	889,455
Staples, Inc., 7.50%, 04/15/26(d)(g)		882	779,467

			3,265,835

Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(d)(g)		931	961,258
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(g)		375	394,834
NCR Corp.(d):
5.75%, 09/01/27		220	200,200
6.13%, 09/01/29		228	212,929
Presidio Holdings, Inc.(d):
4.88%, 02/01/27		363	324,885
8.25%, 02/01/28(g)		481	423,881
Western Digital Corp., 4.75%, 02/15/26(g)		589	597,835

			3,115,822

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(d)		160	154,800

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22(d)		23	20,585
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(d)		402	341,700

			362,285

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(d)		200	132,000
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(i)(j)	EUR	100	89,726
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	100	106,262

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(d)(g)	USD	435	$477,898

			805,886

Utilities — 0.1%
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(d)		293	123,060
Vistra Operations Co. LLC(d):
3.55%, 07/15/24		6	5,639
5.50%, 09/01/26		8	8,240
5.63%, 02/15/27		422	435,188
5.00%, 07/31/27		158	160,370

			732,497

Wireless Telecommunication Services — 2.2%
Altice France SA, 5.50%, 01/15/28(d)		581	543,990
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(d)		300	286,969
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	96,871
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(d)	USD	113	102,830
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	653,422
SBA Communications Corp.:
4.00%, 10/01/22		401	400,880
3.88%, 02/15/27(d)(g)		722	723,805
Sprint Capital Corp.:
6.88%, 11/15/28(g)		805	919,471
8.75%, 03/15/32		243	321,368
Sprint Corp.(g):
7.88%, 09/15/23		519	569,644
7.13%, 06/15/24		626	687,129
7.63%, 02/15/25		159	175,695
7.63%, 03/01/26		552	624,754
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(d)(g)		195	194,025
T-Mobile USA, Inc.:
4.00%, 04/15/22		197	197,493
6.38%, 03/01/25		282	288,001
6.50%, 01/15/26		227	238,350
4.50%, 02/01/26(g)		498	509,205
4.75%, 02/01/28(g)		479	499,022
VICI Properties LP/VICI Note Co., Inc.(d):
3.50%, 02/15/25		387	360,877
4.25%, 12/01/26		1,246	1,143,205
3.75%, 02/15/27		411	387,367
4.13%, 08/15/30		1,102	1,031,747
Vodafone Group PLC, 3.10%, 01/03/79	EUR	100	106,016

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(d)(h)	USD	141	$131,588

			11,193,724

Total Corporate Bonds — 71.8% (Cost — $395,924,109)			363,804,554

Floating Rate Loan Interests(e) — 47.3%

Aerospace & Defense — 1.1%
Arconic Rolled Products Corp., Term Loan B, 1.00%, 02/04/27(a)(m)		266	239,400
Bleriot US Bidco, Inc.,(a)(m):
Delayed Draw Term Loan, (1 mo. LIBOR US), 7.00%, 10/31/26		61	53,461
Term Loan B, (1 mo. LIBOR US), 6.20%, 10/31/26		389	342,146
Dynasty Acquisition Co., Inc.,:
2020 CAD Term Loan B2, (1 mo. LIBOR US), 4.95%, 04/06/26		979	774,892
2020 Term Loan B1, (1 mo. LIBOR US), 4.95%, 04/06/26		1,822	1,441,301
TransDigm, Inc.,:
2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25		2,321	2,106,290
2020 Term Loan G, (1 mo. LIBOR + 2.25%), 3.24%, 08/22/24		410	379,536

			5,337,026

Air Freight & Logistics — 0.2%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,288	978,707

Airlines — 0.2%
American Airlines, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR US), 2.69%, 01/29/27		65	52,488
2017 Incremental Term Loan, (3 mo. LIBOR US), 2.70%, 12/14/23		881	691,970
Repriced TL B due 2023, (3 mo. LIBOR US), 2.94%, 04/28/23		393	317,180

			1,061,638

Auto Components — 1.0%
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR US), 5.24%, 12/12/25(a)		851	689,203
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 4.44%, 04/30/26(a)		2,312	2,103,993

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
USI, Inc.:
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.99%, 05/16/24	USD	1,509	$1,373,593
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 12/02/26		85	75,743
Wand NewCo 3, Inc., 2020 Term Loan, (6 mo. LIBOR + 3.00%), 4.07%, 02/05/26		617	548,688

			4,791,220

Banks — 0.3%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 11/01/24		1,461	1,252,650

Building Materials — 0.4%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR US), 5.24%, 07/10/26		1,978	1,819,758

Building Products — 0.4%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR US), 5.93%, 05/05/24(m)		740	613,701
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.71%, 12/19/23(a)		1,436	1,148,956

			1,762,657

Capital Markets — 0.7%
Duff & Phelps Corp., 2017 Term Loan B, (3 mo. LIBOR US), 4.25%, 02/13/25(a)		1,448	1,418,747
Fortress Investment Group LLC, 2018 Term Loan B, (3 mo. LIBOR US), 2.99%, 12/27/22		421	403,095
Greenhill & Co., Inc., Term Loan B, (3 mo. LIBOR US), 3.86%, 04/12/24(a)		491	426,771
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR US), 4.24%, 06/03/26(a)		864	713,994
Travelport Finance (Luxembourg) Sarl,:
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 10.07%, 05/28/27(a)		410	129,834
2019 Term Loan, (3 mo. LIBOR + 5.00%), 6.07%, 05/29/26		996	638,070

			3,730,511

Security		Par (000)	Value

Chemicals — 1.6%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 01/31/24(a)	USD	1,368	$1,244,935
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR US), 6.70%, 08/27/26(a)		1,059	889,776
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.20%, 06/01/24(a)		732	684,157
Charter NEX US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 4.00%, 05/16/24(a)		1,373	1,159,763
Charter NEX US, Inc., Incremental Term Loan, (3 mo. LIBOR US), 4.49%, 05/16/24(a)		261	225,689
Chemours Co., 2018 Term Loan B, (3 mo. LIBOR US), 2.74%, 04/03/25(a)		343	312,353
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.95%, 06/28/24(m)		351	297,001
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR US), 4.25%, 11/07/24(a)		565	440,467
Invictus US LLC:
1st Lien Term Loan, (3 mo. LIBOR US), 4.78%, 03/28/25		345	266,531
2nd Lien Term Loan, (6 mo. LIBOR + 6.75%), 8.53%, 03/30/26(a)		135	94,500
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.95%, 03/01/26		959	848,061
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/15/24		433	347,619
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.94%, 10/14/24		1,001	815,604

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Tata Chemicals North America, Inc., Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.38%, 08/07/20(a)	USD	476	$430,448

			8,056,904

Commercial Services & Supplies — 2.2%
Advanced Disposal Services, Inc., Term Loan B3, (3 mo. LIBOR US), 3.00%, 11/10/23		1,049	1,034,373
Aramark Services, Inc.,(a):
2018 Term Loan B3, (1 mo. LIBOR US), 2.74%, 03/11/25		663	616,540
2019 Term Loan B4, (1 mo. LIBOR US), 2.74%, 01/15/27		248	229,400
Asurion LLC,:
2017 2nd Lien Term Loan, (3 mo. LIBOR US), 7.49%, 08/04/25		671	611,449
2017 Term Loan B4, (1 mo. LIBOR US), 3.99%, 08/04/22(m)		221	208,900
2018 Term Loan B6, (1 mo. LIBOR US), 3.99%, 11/03/23(m)		1,633	1,551,172
2018 Term Loan B7, (1 mo. LIBOR US), 3.99%, 11/03/24(a)		385	363,957
Creative Artists Agency LLC, 2019 Term Loan B, (1 mo. LIBOR US), 4.74%, 11/27/26		1,216	1,051,799
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 09/06/24(m)		751	556,058
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR US), 5.20%, 05/09/25(a)		190	163,075
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 3.99%, 05/30/25		309	297,991
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR US), 6.46%, 11/03/23		169	101,537
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(a)(m)		449	413,375
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR US), 4.61%, 09/23/26		870	776,917
US Ecology, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 11/01/26		158	149,725
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/27/25(a)		2,262	2,126,672
West Corp.,:
2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 10/10/24		1,242	926,258
2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.95%, 10/10/24		98	72,050

			11,251,248

Security		Par (000)	Value

Communications Equipment — 0.1%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR US), 3.25%, 11/21/24(m)	USD	690	$649,004

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US), 6.06%, 06/21/24		1,162	923,290
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25(a)		128	108,198
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25		807	679,837
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/08/23		90	75,225

			1,786,550

Construction Materials — 0.9%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR US), 2.99%, 01/15/27(a)		863	811,603
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR US), 4.33%, 08/01/24(a)		2,012	1,765,443
Filtration Group Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 3.99%, 03/29/25		1,009	871,788
Forterra Finance LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.00%, 10/25/23(m)		629	517,499
Foundation Building Materials LLC, 2018 Term Loan B, (3 mo. LIBOR US), 3.99%, 08/13/25		269	232,363
Tamko Building Products, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.25%, 06/01/26(a)		261	242,429

			4,441,125

Containers & Packaging — 0.7%
Berry Global, Inc., Term Loan W, (1 mo. LIBOR US), 2.86%, 10/01/22		1,595	1,518,231
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR US), 5.08%, 04/03/24		1,073	870,095
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR US), 4.91%, 12/29/23(a)		1,050	950,682

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 07/31/26(a)	USD	300	$259,714

			3,598,722

Distributors — 0.2%
TriMark USA LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.58%, 08/28/24		1,337	832,391

Diversified Consumer Services — 1.4%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 02/01/27		204	187,680
APX Group, Inc., 2020 Term Loan, (1 mo. LIBOR US), 6.70%, 12/31/25		143	116,926
Ascend Learning LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.00%, 07/12/24(m)		775	687,083
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR US), 6.50%, 01/15/27		1,164	894,521
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 2.74%, 11/07/23		788	746,804
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.74%, 07/12/25(a)		970	790,782
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 2.95%, 05/15/24		414	373,004
Serta Simmons Bedding LLC,:
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/08/23		325	127,472
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 11/08/24		40	8,707
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.09%, 11/14/22		1,830	1,624,543
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.74%, 03/19/26		747	676,290
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/13/23		1,010	937,090

			7,170,902

Diversified Financial Services — 1.5%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR US), 5.99%, 07/31/26		1,152	828,637
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR US), 3.50%, 04/04/24(a)(m)		1,732	1,649,726

Security		Par (000)	Value

Diversified Financial Services (continued)
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR US), 7.18%, 11/18/24(a)	USD	437	$355,834
Credito Real Sab DE CV, Term Loan B, (3 mo. LIBOR + 3.75%), 5.43%, 02/17/23(a)		35	35,000
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1.00%, 03/05/27(a)(m)		946	794,417
EG Finco Ltd., 2018 Term Loan, (6 mo. LIBOR + 4.00%), 5.07%, 02/07/25		524	380,097
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(a)		695	469,757
Knowlton Development Corp., Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 12/22/25(m)		794	671,989
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 09/06/25		187	137,307
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 3.43%, 01/23/25		541	455,816
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.70%, 07/30/25(a)		416	345,034
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 07/27/26(a)		215	186,980
VS Buyer LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 4.86%, 02/28/27(a)(m)		900	859,167
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 3.20%, 04/30/28(a)		600	564,000

			7,733,761

Diversified Telecommunication Services — 1.7%
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR US), 4.00%, 05/16/24		658	568,318
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR US), 4.75%, 11/04/26		143	134,420
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 03/01/27		566	526,582
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24(a)		1,009	882,521
TDC A/S, Term Loan, (EURIBOR + 3.00%), 3.00%, 06/04/25	EUR	819	844,985

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 03/09/27(a)(m)	USD	5,887	$5,533,730

			8,490,556

Electric Utilities — 0.1%
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 2.55%, 12/31/25		604	571,525

Electrical Equipment — 0.5%
Dell International LLC, 2019 Term Loan B, (1 mo. LIBOR US), 2.99%, 09/19/25(m)		1,335	1,268,809
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR US), 3.75%, 04/01/24		1,440	1,241,503

			2,510,312

Energy Equipment & Services — 0.1%
GrafTech Finance, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 4.50%, 02/12/25(a)		545	469,000
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(a)		260	244,400

			713,400

Equity Real Estate Investment Trusts (REITs) — 0.7%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR US), 4.26%, 08/09/26(a)		575	442,835
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR US), 3.74%, 08/21/25		1,049	915,013
Iron Mountain, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 2.74%, 01/02/26		352	331,254
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 05/11/24		355	314,074
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 2.67%, 12/20/24		1,686	1,544,543

			3,547,719

Food & Staples Retailing — 0.5%
BCPE Empire Holdings, Inc.,:
2019 Delayed Draw Term Loan, (3 mo. LIBOR US), 4.99%, 06/11/26		58	51,465
2019 Term Loan B, (3 mo. LIBOR US), 4.99%, 06/11/26		372	327,491
Hearthside Food Solutions LLC,:
2018 Incremental Term Loan, (3 mo. LIBOR US), 4.99%, 05/23/25		698	590,166
2018 Term Loan B, (3 mo. LIBOR US), 4.68%, 05/23/25		270	223,690

Security		Par (000)	Value

Food & Staples Retailing (continued)
US Foods, Inc.,:
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 06/27/23	USD	1,083	$998,275
2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 09/13/26		576	523,248

			2,714,335

Food Products — 1.3%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.30%, 10/01/25		287	260,255
B&G Foods, Inc., 2019 Term Loan B4, 1.00%, 10/10/26(m)		73	67,917
Chobani LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.50%, 10/10/23		1,974	1,751,588
Froneri International Ltd.,(a):
2020 USD 2nd Lien Term Loan, (6 mo. LIBOR + 5.75%), 6.74%, 01/31/28		87	78,300
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 3.24%, 01/29/27(m)		2,062	1,953,745
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR US), 4.01%, 08/03/25(m)		139	128,253
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR US), 3.07%, 05/01/26		115	107,033
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/23(a)		2,505	2,361,138

			6,708,229

Health Care Equipment & Supplies — 0.8%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR US), 6.45%, 06/15/21(a)		1,842	1,574,775
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.20%, 09/24/24		265	177,170
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.77%, 06/30/25(a)		2,629	2,224,564

			3,976,509

Health Care Providers & Services — 1.2%
AHP Health Partners, Inc., 2018 Term Loan, (3 mo. LIBOR US), 5.50%, 06/30/25		334	292,944

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR US), 4.07%, 06/07/23	USD	963	$850,734
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR US), 5.87%, 01/08/27(a)(m)		547	514,170
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25		287	221,590
Envision Healthcare Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.74%, 10/10/25		906	457,432
EyeCare Partners LLC, 2020 Term Loan, (1 mo. LIBOR US), 4.82%, 02/05/27		521	417,042
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR US), 4.25%, 07/02/25(a)		819	766,052
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR US), 5.49%, 08/06/26		864	708,345
HCA, Inc., Term Loan B13, (1 mo. LIBOR US), 2.74%, 03/18/26		765	720,849
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.20%, 06/07/23		442	389,602
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22		642	534,257
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		643	402,013

			6,275,030

Health Care Services — 0.4%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR US), 4.49%, 07/24/26(a)		1,150	1,046,135
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 08/13/26		1,069	948,134

			1,994,269

Health Care Technology — 0.6%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR US), 5.28%, 02/11/26(a)		1,299	1,208,132
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR US), 3.50%, 03/01/24(a)		1,597	1,501,011

Security		Par (000)	Value

Health Care Technology (continued)
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US), 3.74%, 10/10/25	USD	393	$364,415

			3,073,558

Hotels, Restaurants & Leisure — 2.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 11/19/26(a)		1,010	929,547
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR US), 5.02%, 02/02/26(a)		282	197,688
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 3.58%, 10/19/24		367	327,694
Boyd Gaming Corp., Term Loan B3, (3 mo. LIBOR US), 2.93%, 09/15/23		400	343,953
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR US), 3.74%, 12/23/24		1,999	1,607,026
CCM Merger, Inc., Term Loan B, (3 mo. LIBOR US), 3.24%, 08/08/21		434	384,374
Four Seasons Hotels Ltd., 1st Lien Term Loan, (3 mo. LIBOR US), 2.99%, 11/30/23		624	561,666
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/13/25(a)		49	34,510
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.50%), 3.70%, 10/04/23		755	585,054
IRB Holding Corp, 2020 Term Loan B, (1 mo. LIBOR US), 3.75%, 02/05/25		1,149	882,488
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.36%, 04/03/25		502	473,118
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 10/15/25		196	146,294
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24(a)		394	266,897
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24		495	459,219
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 02/22/24		461	383,448
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.37%, 08/14/24		580	466,105
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25		1,560	1,483,359

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 02/08/27	USD	595	$504,341
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.77%, 08/02/26		1,021	837,670
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 05/30/25		204	178,282

			11,052,733

Household Durables — 0.1%
Reynolds Consumer Products LLC, Term Loan, (3 mo. LIBOR + 1.75%), 3.50%, 02/04/27		706	661,522

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR US), 2.99%, 01/15/25		798	744,077
Calpine Corp.,:
2019 Term Loan B10, (1 mo. LIBOR US), 2.99%, 08/12/26(a)(m)		996	935,904
Term Loan B9, (1 mo. LIBOR US), 3.24%, 04/05/26		274	259,549

			1,939,530

Industrial Conglomerates — 0.6%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.74%, 11/28/21		665	530,034
Vertiv Group Corp., Term Loan B, 1.00%, 03/02/27(a)(m)		3,179	2,733,940

			3,263,974

Insurance — 1.6%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 3.99%, 05/09/25		1,549	1,403,261
Alliant Holdings Intermediate LLC, Term Loan B, (3 mo. LIBOR US), 3.86%, 05/09/25		288	261,145
AmWINS Group, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 3.75%, 01/25/24		1,189	1,095,223
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR US), 4.49%, 02/12/27(a)(m)		843	731,130
Davis Vision, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 12/02/24		869	728,821

Security		Par (000)	Value

Insurance (continued)
Hub International Ltd.,:
2018 Term Loan B, (3 mo. LIBOR US), 4.55%, 04/25/25	USD	1,104	$1,025,578
2019 Incremental Term Loan B, (1 mo. LIBOR US), 5.69%, 04/25/25		707	663,026
Sedgwick Claims Management Services, Inc.,:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 09/03/26		628	562,802
Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/31/25		1,654	1,453,711

			7,924,697

Interactive Media & Services — 0.3%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (3 mo. LIBOR US), 5.24%, 08/27/26(a)		294	232,464
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR US), 4.75%, 10/19/23(a)		953	819,940
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/03/23		184	159,532
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		441	386,098

			1,598,034

IT Services — 1.7%
Altran Technologies SA, 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 3.27%, 03/20/25		211	192,255
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 10/31/26(a)(m)		1,814	1,705,192
Epicor Software Corp., 1st Lien Term Loan, (3 mo. LIBOR US), 4.25%, 06/01/22		877	797,635
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 11/27/24(a)		375	317,594
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.71%, 08/01/25		273	103,284
Greeneden US Holdings II LLC, 2018 Term Loan B, (3 mo. LIBOR US), 4.24%, 12/01/23(a)		1,010	938,990
Presidio, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 5.28%, 01/22/27(a)		320	297,600
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 01/29/27(a)		1,577	1,340,614

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 11/16/26	USD 1,500	$1,432,092
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.24%, 05/15/26	1,603	1,381,745

		8,507,001

Life Sciences Tools & Services — 0.8%
Albany Molecular Research, Inc.,:
2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.25%, 08/30/24	58	49,778
2017 2nd Lien Term Loan, (3 mo. LIBOR US), 8.00%, 08/30/25(a)	130	91,000
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US), 5.95%, 02/04/27	1,063	924,810
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26	3,654	3,164,470

		4,230,058

Machinery — 0.6%
Clark Equipment Co., 2019 Term Loan B, (1 mo. LIBOR US), 3.20%, 05/18/24	188	167,550
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR US), 3.95%, 01/31/24	59	52,142
Ingersoll-Rand Global Holding Co. Ltd., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.74%, 03/01/27(a)	875	818,125
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.74%, 01/31/24(a)	116	105,405
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/28/25	2,540	2,069,837

		3,213,059

Media — 3.8%
Altice Financing SA, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.67%, 01/31/26	82	74,071
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.70%, 08/14/26	1,459	1,382,542
Cable One, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 2.74%, 05/01/24	126	122,390
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR US), 2.74%, 04/30/25(m)	1,630	1,559,962
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR US), 4.49%, 08/21/26(a)(m)	2,668	2,241,048

Security	Par (000)	Value

Media (continued)
Connect Finco Sarl, Term Loan B, (UNFND + 0.37%), 5.49%, 12/11/26(a)	USD 4,292	$3,358,490
CSC Holdings LLC,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 2.86%, 07/17/25	456	434,048
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27(m)	879	838,215
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR US), 4.18%, 08/24/26(a)	338	260,254
Gray Television, Inc., 2017 Term Loan B, (3 mo. LIBOR US), 3.77%, 02/07/24(m)	684	637,648
Intelsat Jackson Holdings SA, 2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23	145	132,131
Learfield Communications LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR US), 4.86%, 12/01/23	1,759	1,149,323
Liberty Latin America Ltd., Term Loan B, (3 mo. LIBOR + 5.00%), 5.70%, 10/15/26	409	374,746
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 03/24/25(a)	531	474,875
MH Sub I LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.82%, 09/13/24	867	728,795
Midcontinent Communications, 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 08/15/26	262	242,525
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.33%, 09/18/26	511	473,746
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26	501	405,531
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.83%, 03/03/25(a)	1,320	824,980
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 02/01/24	732	671,061
Sinclair Television Group, Inc., Term Loan B2, 1.00%, 01/03/24(a)(m)	228	216,301
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 5.70%, 12/17/26(a)	571	503,602
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(a)	1,480	1,242,802

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/18/25(m)	USD 1,213	$951,025

		19,300,111

Metals & Mining — 0.3%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR US), 6.11%, 07/31/25	674	505,773
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.07%, 03/08/24	1,133	822,311

		1,328,084

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.50%, 10/25/23	353	138,791

Oil & Gas Equipment & Services — 0.1%
McDermott Technology Americas, Inc.,:
2018 1st Lien Term Loan, (PRIME + 4.00%), 7.25%, 05/09/25	663	187,824
2020 DIP New Money Term Loan, (UNFND + 0.50%), 10.81%, 10/21/20(m)	265	239,732
2020 SP DIP Roll Up Term Loan, (3 mo. LIBOR + 9.00%), 10.65%, 10/22/20(m)	308	277,733

		705,289

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 11.99%, 12/31/21	600	28,300
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR US), 8.00%, 08/01/23	2	1,605
CONSOL Energy, Inc., 1st Lien Term Loan B, (3 mo. LIBOR US), 5.49%, 09/27/24	190	123,719
Edgewater Generation LLC, Term Loan, (3 mo. LIBOR US), 4.74%, 12/13/25	447	357,489

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EG Group Ltd., 2018 Term Loan B, (6 mo. LIBOR + 4.00%), 5.45%, 02/07/25	USD 250	$181,178

		692,291

Personal Products — 0.2%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 10/01/26(m)	1,299	1,161,078

Pharmaceuticals — 1.9%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR US), 4.50%, 05/04/25	862	732,880
Catalent Pharma Solutions, Inc., Term Loan B2, (3 mo. LIBOR US), 3.25%, 05/18/26(a)	992	957,469
Elanco Animal Health Inc., Term Loan B, 1.00%, 02/04/27(m)	955	902,137
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR US), 2.68%, 11/15/27	888	836,577
Jaguar Holding Co. II, 2018 Term Loan, (3 mo. LIBOR US), 3.50%, 08/18/22(m)	3,176	3,022,997
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.61%, 06/02/25(m)	3,175	3,004,791

		9,456,851

Professional Services — 0.6%
Cast and Crew Payroll LLC,:
2019 1st Lien Term Loan, (1 mo. LIBOR US), 4.75%, 02/09/26	691	539,211
2020 Incremental Term Loan, 1.00%, 02/09/26(a)(m)	147	113,190
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR US), 4.96%, 02/06/26(m)	1,818	1,629,776
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 6.95%, 08/04/25(a)	399	287,370
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.50%), 4.57%, 01/31/27	473	397,320

		2,966,867

Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, 2017 Term Loan B, (3 mo. LIBOR US), 3.24%, 04/18/24	1,596	1,385,396
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR US), 2.99%, 09/18/26	282	248,776

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR US), 4.49%, 12/08/25(a)	USD 778	$661,428
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.83%, 02/08/25(a)	189	159,214

		2,454,814

Road & Rail — 0.3%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25(m)	1,442	1,336,740
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (PRIME + 2.50%), 4.50%, 06/13/23(a)(m)	549	394,964

		1,731,704

Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp., 2019 Term Loan B1, (1 mo. LIBOR US), 3.00%, 11/17/25(a)	469	449,888
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 05/29/25(a)	350	335,659
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/19/26	225	209,993

		995,540

Software — 7.6%
Applied Systems, Inc.,:
2017 1st Lien Term Loan, (3 mo. LIBOR US), 4.70%, 09/19/24	1,611	1,479,487
2017 2nd Lien Term Loan, (3 mo. LIBOR US), 8.45%, 09/19/25	250	225,073
BMC Software Finance, Inc., 2017 Term Loan, (3 mo. LIBOR US), 5.24%, 10/02/25	645	532,565
Castle US Holding Corp., USD Term Loan B, (1 mo. LIBOR US), 5.20%, 01/29/27	1,170	927,962
Cerence, Inc., Term Loan B, (1 mo. LIBOR US), 7.52%, 10/01/24(a)	315	279,755
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR US), 3.75%, 04/29/24	1,876	1,701,753
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.87%, 05/28/24(a)	498	384,972
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 6.53%, 09/30/23	493	346,602
Ellie Mae, Inc., Term Loan, (3 mo. LIBOR US), 5.20%, 04/17/26(m)	1,887	1,644,302

Security	Par (000)	Value

Software (continued)
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR US), 4.24%, 10/01/25(m)	USD 2,546	$2,433,677
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR US), 3.75%, 02/01/22(m)	3,211	3,077,336
Informatica LLC,:
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25(a)	487	428,560
2020 USD Term Loan B, (1 mo. LIBOR US), 4.24%, 02/25/27(m)	3,264	2,812,628
Kronos, Inc.,(m):
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/01/23	3,403	3,088,856
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.01%, 11/01/24	702	643,068
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.69%, 09/30/24	1,611	1,503,720
Mitchell International, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 11/29/24	780	644,683
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 12/01/25(a)	267	200,000
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 05/30/25	32	26,252
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 10/12/23(a)(m)	1,366	1,297,291
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.74%, 08/01/25(m)	1,314	1,123,509
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/24	1,699	1,574,689
Solera LLC, Term Loan B, (3 mo. LIBOR + 2.75%), 4.36%, 03/03/23	1,431	1,334,273
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/30/22	1,882	1,783,589
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25(m)	607	565,897
SS&C Technologies, Inc.,(m):
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25	851	793,512
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25	647	604,196

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/01/24	USD 2,200	$1,957,765
Tibco Software Inc.,(a):
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 03/03/28	1,083	1,007,190
2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 06/30/26	1,953	1,836,082
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 05/04/26(m)	1,029	954,795
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 07/02/25	1,472	1,289,663

		38,503,702

Specialty Retail — 1.1%
Belron Finance US LLC,(a):
2019 USD Term Loan B, (1 mo. LIBOR US), 4.27%, 10/30/26	419	393,813
Term Loan B, (3 mo. LIBOR + 2.25%), 3.99%, 11/07/24	745	700,164
Term Loan B, (3 mo. LIBOR + 2.25%), 3.96%, 11/13/25	184	172,655
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.50%), 5.26%, 06/23/25	GBP 1,000	993,680
IAA, Inc., Term Loan B, (3 mo. LIBOR US), 3.25%, 06/28/26(a)	USD 287	272,213
MED ParentCo LP,:
1st Lien Delayed Draw Term Loan, (UNFND + 4.25%), 5.24%, 08/31/26	80	65,925
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 08/31/26	454	375,739
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.02%, 08/18/21	539	418,785
PetSmart, Inc., Term Loan B2, (6 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22	2,141	2,047,587
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.26%, 12/20/24(a)	386	339,779

		5,780,340

Technology Hardware, Storage & Peripherals — 0.3%
Electronics for Imaging, Inc., Term Loan, (3 mo. LIBOR US), 6.45%, 07/23/26(m)	533	433,215

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.35%, 04/29/23(a)(m)	USD 913	$876,832

		1,310,047

Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US), 5.45%, 05/23/25	1,266	999,477

Trading Companies & Distributors — 0.2%
HD Supply, Inc., Term Loan B5, (3 mo. LIBOR US), 2.74%, 10/17/23(m)	1,079	1,001,026

Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR US), 4.62%, 11/28/24	808	722,965

Wireless Telecommunication Services — 0.3%
Geo Group, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 2.99%, 03/22/24	335	272,671
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(a)(h)	265	159,234
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 04/11/25(m)	975	919,219

		1,351,124

Total Floating Rate Loan Interests — 47.3% (Cost — $272,287,261)		239,820,925

Foreign Agency Obligations — 2.9%

Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25	200	196,750

Colombia — 0.1%
Colombia Government International Bond:
8.13%, 05/21/24	238	272,956
4.50%, 01/28/26(g)	236	239,761
3.88%, 04/25/27	200	196,938

		709,655

Dominican Republic — 0.0%
Dominican Republic International Bond, 5.50%, 01/27/25	159	152,243

Egypt — 0.3%
Egypt Government Bond:
16.00%, 06/11/22	EGP 2,625	168,917
14.30%, 09/03/22	5,685	354,751

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
Egypt Government International Bond, 5.75%, 04/29/20	USD 882	$879,244

		1,402,912

Iceland — 0.7%
Iceland Government International Bond, 5.88%, 05/11/22	3,030	3,350,087

Indonesia — 0.2%
Indonesia Government International Bond:
4.75%, 01/08/26	395	418,206
5.35%, 02/11/49(g)	200	226,563
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR 3,387,000	184,717

		829,486

Mexico — 0.0%
Mexico Government International Bond, 4.15%, 03/28/27(g)	USD 210	213,806

Mongolia — 0.1%
Mongolia Government International Bond, 8.75%, 03/09/24	250	235,755

Nigeria — 0.0%
Nigeria Government International Bond, 7.63%, 11/21/25	284	218,680

Pakistan — 0.1%
Pakistan Government International Bond, 6.88%, 12/05/27	200	165,245
Third Pakistan International Sukuk Co. Ltd., 5.63%, 12/05/22	200	186,700

		351,945

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(d)	200	187,312

Portugal — 0.7%
Portugal Government International Bond, 5.13%, 10/15/24(d)	3,190	3,573,636

Qatar — 0.2%
Qatar Government International Bond:
4.50%, 04/23/28	490	541,450
4.00%, 03/14/29(d)(g)	200	214,000

		755,450

Russia — 0.2%
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26	400	425,400
4.25%, 06/23/27	400	419,000

		844,400

Security	Par (000)	Value

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30	USD 385	$413,875

Sri Lanka — 0.1%
Sri Lanka Government International Bond:
6.85%, 03/14/24	200	118,396
6.35%, 06/28/24	200	117,713
7.85%, 03/14/29	400	216,424
7.55%, 03/28/30	200	110,250

		562,783

Turkey — 0.0%
Turkey Government International Bond, 6.25%, 09/26/22	200	194,875

Ukraine — 0.1%
Ukraine Government International Bond:
7.75%, 09/01/22	118	110,920
7.75%, 09/01/25	166	150,022
9.75%, 11/01/28	236	229,879

		490,821

Total Foreign Agency Obligations — 2.9% (Cost — $14,889,984)		14,684,471

	Shares

Investment Companies — 0.7%
Invesco Senior Loan ETF	165,601	3,388,197

Total Investment Companies — 0.7% (Cost — $3,734,592)		3,388,197

	Par (000)

Non-Agency Mortgage-Backed Securities — 1.6%

Collateralized Mortgage Obligations — 0.6%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD 1,712	1,302,866
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 09/25/35	259	239,125
Series 2006-17, Class A2, 6.00%, 12/25/36	922	615,496
Series 2007-HY5, Class 3A1, 3.80%, 09/25/37(f)	600	474,474

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.12%, 10/25/35(f)	USD	466	$325,353

			2,957,314

Commercial Mortgage-Backed Securities — 1.0%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(d)(f)		4,830	4,949,406
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.51%, 07/10/38(f)		247	245,291

			5,194,697

Total Non-Agency Mortgage-Backed Securities — 1.6% (Cost — $8,477,397)			8,152,011

		Beneficial Value (000)

Other Interests(n) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow(a)(b)(c)		1,000	10

IT Services — 0.0%
Millennium Corp.(a)(b)		918	—
Millennium Lender Claims(a)(b)		861	—

			—

Total Other Interests — 0.0% (Cost — $—)			10

		Par (000)

Preferred Securities — 9.4%

Capital Trusts — 7.1%

Banks — 1.3%
Banco Mercantil del Norte SA, 6.75%(d)(i)(j)	USD	396	302,029
Bank of East Asia Ltd., 5.88%(i)(j)	HKD	250	248,332
Bankia SA, 6.38%(i)(j)	EUR	200	172,016
Burgan Bank SAK, 5.75%(i)(j)	KWD	250	220,313
Capital One Financial Corp., Series E, 5.55%(g)(i)(j)	USD	3,000	2,580,000
CIT Group, Inc., Series A, 5.80%(i)(j)		235	204,450

Security		Par (000)	Value

Banks (continued)
Nanyang Commercial Bank Ltd., 5.00%(i)(j)	EUR	200	$181,605
TMB Bank PCL, 4.90%(i)(j)	USD	250	212,500
Wells Fargo & Co.,(g)(i)(j):
Series S, 5.90%		1,500	1,470,000
Series U, 5.88%		968	982,520

			6,573,765

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(i)(j)	EUR	100	95,036

Capital Markets — 0.8%
China Cinda Asset Management Co. Ltd., 4.45%(i)(j)	CNY	200	196,875
Goldman Sachs Group, Inc., Series M, 5.38%(g)(i)(j)	USD	1,730	1,546,187
Morgan Stanley, Series H, 5.44%(g)(i)(j)		2,546	2,145,005

			3,888,067

Diversified Financial Services — 3.8%
Bank of America Corp.,(g)(i)(j):
Series AA, 6.10%		1,038	1,048,380
Series DD, 6.30%		215	225,750
Series U, 5.20%		1,250	1,186,275
Series X, 6.25%		1,929	1,957,935
Series Z, 6.50%		143	150,865
BNP Paribas SA, 4.50%(d)(i)(j)		205	157,850
Credit Agricole SA, 6.50%(i)(j)	EUR	100	104,693
Credit Suisse Group AG(i)(j):
5.10%(d)	USD	200	154,500
6.25%		200	184,250
6.38%(d)		495	434,461
HBOS Capital Funding LP, 6.85%(j)		100	94,150
HSBC Holdings PLC(i)(j):
6.00%		415	393,212
6.25%		695	643,744
JPMorgan Chase & Co.,(i)(j):
Series 1, 5.24%(g)		146	130,343
Series FF, 5.00%		1,345	1,263,278
Series HH, 4.60%(g)		570	498,864
Series R, 6.00%(g)		120	118,800
Series S, 6.75%(g)		160	167,200
Series U, 6.13%(g)		6,690	6,355,500
Series V, 4.75%(g)		4,060	3,524,080
Royal Bank of Scotland Group PLC, 8.63%(i)(j)		200	195,000
Woori Bank, 4.25%(i)(j)	KRW	250	235,168

			19,224,298

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 2.00%(i)(j)	EUR	100	102,454
Telefonica Europe BV(i)(j):
3.75%		100	107,197

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
4.38%	EUR	100	$107,222
5.88%		100	112,803

			429,676

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., 5.65%,(g)(i)	USD	1,750	1,609,295

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	EUR	100	102,998

Insurance — 0.7%
Achmea BV, 4.63%(i)(j)		200	181,356
Heungkuk Life Insurance Co. Ltd., 4.48%(i)(j)	USD	200	191,313
Voya Financial, Inc., 5.65%, 05/15/53(i)		3,500	3,167,500

			3,540,169

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 3.38%(i)(j)	EUR	100	105,909

Utilities — 0.1%
Electricite de France SA, 3.00%(i)(j)		200	205,137

Total Capital Trusts — 7.1%			35,774,350

		Shares

Preferred Stocks — 1.9%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, cost $131,171), 0.00%(o)		134,077	54,207

Capital Markets — 1.9%
Goldman Sachs Group, Inc., Series J, 5.50%(i)(j)		202,526	4,921,382
Morgan Stanley,(i)(j):
Series F, 6.88%		120	3,078,000
Series K, 5.85%		53	1,311,089

			9,310,471

Total Preferred Stocks — 1.9%			9,364,678

Trust Preferred — 0.4%

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 7.48%(i)		105,753	2,168,994

Total Trust Preferreds — 0.4%			2,168,994

Total Preferred Securities — 9.4% (Cost — $51,380,879)			47,308,022

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 2.5%

Collateralized Mortgage Obligations — 1.3%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.95%, 10/25/29(e)	USD	1,600	$1,416,784
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		4,835	5,373,962

			6,790,746

Interest Only Collateralized Mortgage Obligations — 0.3%
Freddie Mac Mortgage-Backed Securities, Series K042, Class X1, 1.04%, 12/25/24(f)		33,753	1,386,271

Mortgage-Backed Securities — 0.9%
Fannie Mae Mortgage-Backed Securities, 5.00%, 07/01/20 - 08/01/23		34	35,948
Freddie Mac Mortgage-Backed Securities, 3.50%, 04/15/20(g)		4,198	4,464,803

			4,500,751

Total U.S. Government Sponsored Agency Securities — 2.5% (Cost — $12,821,903)			12,677,768

U.S. Treasury Obligations — 3.7%
U.S. Treasury Bills, 2.75%, 09/30/20(g)		1,600	1,621,000
U.S. Treasury Bonds, 2.88%, 05/15/49(g)		1,350	1,842,064
U.S. Treasury Notes(g):
2.75%, 04/30/23		8,000	8,604,063
2.75%, 08/31/25		6,150	6,911,303

Total U.S. Treasury Obligations — 3.7% (Cost — $17,035,096)			18,978,430

Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(a)		2,542	—

Total Warrants — 0.0% (Cost — $—)			—

Total Long-Term Investments — 143.5% (Cost — $807,345,081)			727,094,721

Total Investments — 143.5% (Cost — $807,345,081)			727,094,721

Liabilities in Excess of Other Assets — (43.5)%			(220,330,493)

Net Assets — 100.0%			$506,764,228

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Convertible security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $54,207 , representing 0.01% of its net assets as of period end, and an original cost of $131,171.

Affiliate	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,358,645	—	(1,358,645	)(c)	—	$—	$17,394	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares purchased (sold).

Currency Abbreviations

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	China

EUR	Euro

HKD	Hong Kong

GBP	British Pound

JPY	Japanese Yen

KRW	South Korea

KWD	Kuwait

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviations

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-In-Kind

PRIME	U.S. Prime Rate

REIT	Real Estate Investment Trust

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	0.95%	06/21/19	Open	$2,902,500	$2,955,547	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.95	06/21/19	Open	1,483,125	1,536,079	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.95	06/21/19	Open	581,788	592,192	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	06/21/19	Open	226,188	230,641	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	06/21/19	Open	993,200	1,012,757	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	06/21/19	Open	944,843	963,209	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	06/21/19	Open	590,008	601,626	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	06/21/19	Open	2,421,969	2,468,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,493,888	1,521,069	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	654,063	665,963	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,528,788	1,556,604	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	407,531	414,946	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	154,635	157,449	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	256,275	260,938	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	386,250	393,278	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	288,563	293,813	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	680,231	692,608	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,110,819	1,131,030	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	343,350	349,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,776,250	1,808,569	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	993,431	1,011,507	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	535,575	545,320	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	392,531	399,673	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,455,000	1,481,474	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,434,125	1,460,219	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	275,224	280,521	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	2,364,675	2,407,701	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	263,313	268,104	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	285,938	291,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,218,544	1,240,715	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	430,650	438,486	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	1,452,506	1,478,935	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	370,781	377,528	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	843,750	859,102	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	162,350	165,304	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	06/21/19	Open	134,925	137,380	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	07/16/19	Open	569,250	578,628	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	07/16/19	Open	795,150	808,250	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.06	07/17/19	Open	6,512,000	6,600,607	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	0.06	07/17/19	Open	8,316,000	8,429,153	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	1.30	08/26/19	Open	1,682,738	1,707,754	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.66	08/27/19	Open	1,636,000	1,654,651	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	0.10	08/29/19	Open	264,128	266,079	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.15	08/29/19	Open	643,125	651,910	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	08/29/19	Open	419,543	425,649	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	1.30%	08/29/19	Open	$535,301	$543,093	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	08/29/19	Open	1,561,573	1,584,302	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	08/29/19	Open	1,075,718	1,091,375	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	08/29/19	Open	1,073,600	1,089,227	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/03/19	Open	1,437,188	1,455,033	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	09/03/19	Open	2,349,187	2,378,356	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/03/19	Open	1,068,750	1,082,020	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	09/03/19	Open	2,307,900	2,336,556	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/03/19	Open	1,622,771	1,642,921	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	09/03/19	Open	1,081,267	1,094,693	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/03/19	Open	1,327,775	1,346,198	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	09/03/19	Open	1,081,978	1,096,990	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	09/03/19	Open	509,469	516,538	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/03/19	Open	2,310,000	2,342,051	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	09/03/19	Open	1,226,569	1,243,587	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/04/19	Open	392,201	397,613	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	908,438	919,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	3,172,500	3,210,640	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	6,781,988	6,863,758	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	1,504,500	1,522,587	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	3,555,000	3,597,739	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	838,785	848,869	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	3,812,057	3,857,886	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	849,225	859,435	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	288,400	291,871	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	169,744	171,784	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	1,002,394	1,014,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	09/04/19	Open	526,025	532,356	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	09/04/19	Open	2,289,375	2,319,636	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	09/09/19	Open	446,500	452,250	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/11/19	Open	986,798	999,886	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/16/19	Open	1,105,561	1,119,887	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/16/19	Open	778,500	788,529	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	09/17/19	Open	400,000	403,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/17/19	Open	806,925	816,160	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.05	09/17/19	Open	292,370	295,796	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.05	09/17/19	Open	181,750	183,880	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	103,853	104,972	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	514,639	521,229	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	1,078,761	1,092,575	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	728,850	738,183	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	597,690	605,344	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	670,605	679,192	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	454,436	460,256	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	855,400	866,354	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	412,539	417,822	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	642,715	650,945	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	143,696	145,536	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	788,880	798,982	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	09/17/19	Open	430,320	435,830	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/20/19	Open	575,920	583,047	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.15%	09/20/19	Open	$512,513	$518,583	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	10/01/19	Open	264,600	267,883	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	10/01/19	Open	844,828	855,308	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	10/11/19	Open	200,430	202,134	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.10	10/11/19	Open	446,400	450,594	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.10	10/11/19	Open	862,875	871,431	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	10/31/19	Open	532,675	537,721	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	11/04/19	Open	798,968	806,500	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	11/12/19	Open	450,640	454,658	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	11/15/19	Open	218,738	220,613	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	11/15/19	Open	390,181	393,162	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.10	11/15/19	Open	202,120	203,741	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	109,385	110,325	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	314,038	316,737	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	447,440	451,287	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	11/15/19	Open	1,247,063	1,257,784	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	11/15/19	Open	380,190	383,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	11/15/19	Open	684,203	690,216	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	11/15/19	Open	143,303	144,562	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/21/19	Open	310,030	312,560	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	12/05/19	Open	553,465	557,497	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	12/05/19	Open	41,513	41,444	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/05/19	Open	291,280	293,449	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/09/19	Open	687,660	692,605	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	12/17/19	Open	1,048,005	1,054,548	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	12/17/19	Open	2,048,770	2,061,561	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	12/17/19	Open	1,357,563	1,366,038	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	12/18/19	Open	917,975	923,651	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	12/18/19	Open	1,143,000	1,150,068	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/18/19	Open	1,041,074	1,047,962	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/18/19	Open	321,722	323,851	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.35	12/19/19	Open	903,858	909,910	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/19/19	Open	149,425	150,414	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/19/19	Open	165,205	166,298	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/19/19	Open	334,670	336,884	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/19/19	Open	285,600	287,471	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/20/19	Open	1,726,231	1,737,212	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.10	01/02/20	Open	1,498,500	1,504,498	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	1.12	01/08/20	Open	837,533	841,603	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.12	01/08/20	Open	1,502,361	1,509,663	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.22	01/08/20	Open	1,640,138	1,648,487	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/14/20	Open	760,598	764,074	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/14/20	Open	5,976,413	6,003,730	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	01/14/20	Open	1,155,131	1,160,139	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/14/20	Open	1,009,775	1,014,714	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.10%	01/15/20	Open	$1,665,343	$1,672,679	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/16/20	Open	1,019,655	1,024,406	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/16/20	Open	1,696,500	1,704,052	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/16/20	Open	210,938	211,942	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/16/20	Open	1,348,200	1,354,623	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/16/20	Open	765,475	769,122	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	01/21/20	Open	168,670	168,490	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	01/21/20	Open	459,608	461,382	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	01/21/20	Open	1,673,415	1,679,876	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/21/20	Open	404,260	406,017	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/21/20	Open	1,041,100	1,045,626	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/21/20	Open	581,819	584,348	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/21/20	Open	146,450	147,087	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/21/20	Open	1,549,083	1,555,817	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/21/20	Open	396,664	398,388	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/21/20	Open	443,438	445,279	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/21/20	Open	536,130	538,356	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/21/20	Open	570,000	572,367	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.30	01/21/20	Open	1,186,868	1,192,142	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.38	01/21/20	Open	835,728	839,572	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	882,000	885,779	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/22/20	Open	313,600	314,884	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/23/20	Open	636,380	639,127	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	01/24/20	Open	1,079,520	1,083,973	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	01/27/20	Open	869,938	873,238	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	01/31/20	Open	446,985	448,053	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	01/31/20	Open	739,688	742,009	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	01/31/20	Open	393,335	394,626	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	01/31/20	Open	267,890	268,769	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	01/31/20	Open	275,220	276,123	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	01/31/20	Open	254,294	255,004	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/06/20	Open	983,678	986,970	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	159,568	160,008	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	1,750,815	1,755,652	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	395,106	396,198	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	734,969	736,999	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	178,351	178,844	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	118,080	118,406	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	874,278	876,693	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	590,094	591,724	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	1,193,688	1,196,985	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	1,021,138	1,023,958	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/11/20	Open	580,583	582,186	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	02/11/20	Open	270,338	271,099	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	158,400	158,848	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	879,675	882,165	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	976,140	978,903	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	938,210	940,866	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.30	02/11/20	Open	350,400	351,370	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/12/20	Open	548,368	549,997	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.35%	02/12/20	Open	$718,815	$721,047	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	879,056	881,385	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	799,939	802,057	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	574,291	575,812	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	806,575	808,711	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	752,595	754,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	878,130	880,456	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	678,510	680,307	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	686,190	688,007	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	745,518	747,492	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	844,760	846,997	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/13/20	Open	749,875	751,861	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/13/20	Open	752,169	754,210	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/13/20	Open	707,783	709,703	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.40	02/13/20	Open	793,800	796,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	02/14/20	Open	976,920	979,577	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	37,541	37,636	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	02/25/20	Open	727,635	729,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	02/26/20	Open	128,060	128,335	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	611,100	612,231	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	654,309	655,520	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	642,563	643,752	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	646,905	648,103	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	669,030	670,269	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	549,780	550,798	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	657,510	658,727	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/28/20	Open	660,630	661,853	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/28/20	Open	634,480	635,684	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	03/02/20	Open	225,000	225,275	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	03/02/20	Open	222,430	222,781	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	03/02/20	Open	179,250	179,550	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co.	0.25	03/02/20	Open	176,587	176,820	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.25	03/02/20	Open	253,869	254,204	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.25	03/02/20	Open	288,576	288,957	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.25	03/02/20	Open	397,350	397,874	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.35	03/02/20	Open	709,000	709,991	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.50	03/02/20	Open	221,038	221,372	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co.	0.55	03/02/20	Open	553,155	554,014	Capital Trusts	Open/Demand
Goldman Sachs & Co.	0.55	03/02/20	Open	531,421	532,246	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.60	03/02/20	Open	1,954,014	1,957,124	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.60	03/02/20	Open	1,270,074	1,272,096	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.60	03/02/20	Open	391,957	392,581	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	03/05/20	Open	3,117,113	3,120,446	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	03/09/20	Open	7,341	7,348	Corporate Bonds	Open/Demand
Citigroup Global Markets Inc.	0.90	03/10/20	4/15/20	4,341,388	4,343,558	U.S. Government Sponsored Agency Securities	Up to 30 Days

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.15%	03/13/20	Open	$231,840	$232,039	Corporate Bonds	Open/Demand
BoFA Securities, Inc.	1.25	03/17/20	Open	101,490	101,437	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.60	03/18/20	Open	971,480	972,084	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.60	03/18/20	Open	940,275	940,860	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.60	03/19/20	Open	436,905	437,157	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/20/20	Open	17,969	17,978	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	03/23/20	Open	150,590	150,712	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	03/23/20	Open	123,840	123,941	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	03/23/20	Open	71,540	71,636	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	03/23/20	Open	231,400	231,588	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	03/23/20	Open	211,935	212,107	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	03/23/20	Open	68,693	68,748	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	03/23/20	Open	80,360	80,425	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/23/20	Open	85,000	85,014	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90	03/23/20	Open	273,000	273,061	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90	03/23/20	Open	356,000	356,080	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90	03/23/20	Open	146,000	146,033	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90	03/23/20	Open	331,000	331,074	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90	03/23/20	Open	257,000	257,058	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90	03/23/20	Open	99,000	99,022	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90	03/23/20	Open	158,000	158,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/24/20	Open	74,439	74,457	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	03/24/20	Open	361,950	362,024	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/24/20	Open	427,313	427,408	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	03/25/20	Open	514,025	514,115	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	03/25/20	Open	611,888	611,995	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	03/25/20	Open	178,600	178,631	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/26/20	Open	529,000	529,048	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/26/20	Open	139,000	139,013	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/26/20	Open	194,000	194,018	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/26/20	Open	201,000	201,018	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/26/20	Open	110,000	110,010	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/26/20	Open	458,000	458,041	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/26/20	Open	151,000	151,014	Capital Trusts	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	0.65%	03/26/20	Open	$118,000	$118,011	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	03/30/20	Open	6,208	6,208	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.10	03/30/20	Open	738,135	738,158	Corporate Bonds	Open/Demand

				$228,609,967	$230,696,859

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	64	06/19/20	$9,986	$43,945
2-Year U.S. Treasury Note	1,109	06/30/20	244,405	4,334,730

				4,378,675

Short Contracts
10-Year U.S. Treasury Note	182	06/19/20	25,241	(110,222)
U.S. Long Treasury Bond	17	06/19/20	3,044	(256,175)
U.S. Ultra Bond	9	06/19/20	1,997	(212,838)
5-Year U.S. Treasury Note	397	06/30/20	49,768	(468,931)

				(1,048,166)

				$3,330,509

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	6,375,000	USD	7,905,255	JPMorgan Chase Bank N.A.	04/03/20	$13,234
GBP	855,000	USD	1,061,746	State Street Bank and Trust Co.	04/03/20	263
GBP	893,000	USD	1,108,934	State Street Bank and Trust Co.	04/03/20	275
USD	8,222,118	GBP	6,375,000	Natwest Markets PLC	04/03/20	303,629
USD	1,113,844	GBP	864,000	Standard Chartered Bank	04/03/20	40,656
USD	1,151,230	GBP	893,000	Standard Chartered Bank	04/03/20	42,020
USD	54,453	NZD	86,000	Morgan Stanley & Co. International PLC	04/03/20	3,138
USD	319,289	EUR	289,000	UBS AG	05/05/20	145
USD	926,931	EUR	839,000	UBS AG	05/05/20	422
USD	8,141,308	EUR	7,369,000	UBS AG	05/05/20	3,706
USD	51,595	NZD	86,000	Morgan Stanley & Co. International PLC	05/05/20	292
JPY	482,803,165	NZD	7,250,000	Morgan Stanley & Co. International PLC	06/17/20	181,255
USD	8,220,000	CAD	11,443,884	Bank of America N.A.	06/17/20	82,289
USD	4,310,000	CAD	5,971,282	HSBC Bank USA N.A.	06/17/20	63,840

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,110,000	CAD	5,703,365	UBS AG	06/17/20	$54,355
USD	4,320,000	JPY	452,409,019	JPMorgan Chase Bank N.A.	06/17/20	98,868

						888,387

EUR	289,000	USD	318,854	UBS AG	04/03/20	(107)
EUR	839,000	USD	925,669	UBS AG	04/03/20	(310)
EUR	7,369,000	USD	8,130,218	UBS AG	04/03/20	(2,720)
NZD	86,000	USD	51,606	Morgan Stanley & Co. International PLC	04/03/20	(291)
USD	924,958	EUR	841,000	HSBC Bank USA N.A.	04/03/20	(2,606)
USD	8,591,489	EUR	7,811,000	HSBC Bank USA N.A.	04/03/20	(23,504)
USD	1,648,143	EUR	1,499,000	UBS AG	04/03/20	(5,150)
USD	7,911,184	GBP	6,375,000	JPMorgan Chase Bank N.A.	05/05/20	(12,875)
USD	1,062,572	GBP	855,000	State Street Bank and Trust Co.	05/05/20	(184)
USD	1,109,797	GBP	893,000	State Street Bank and Trust Co.	05/05/20	(192)
CAD	5,680,678	USD	4,110,000	Citibank N.A.	06/17/20	(70,488)
CAD	5,720,610	USD	4,110,000	Citibank N.A.	06/17/20	(42,092)
CAD	5,723,526	USD	4,110,000	JPMorgan Chase Bank N.A.	06/17/20	(40,019)
CAD	6,003,313	USD	4,310,000	JPMorgan Chase Bank N.A.	06/17/20	(41,063)
JPY	453,587,472	USD	4,320,000	Goldman Sachs International	06/17/20	(87,872)
NZD	7,250,000	JPY	466,899,275	Natwest Markets PLC	06/17/20	(32,866)

						(362,339)

	Net Unrealized Appreciation					$526,048

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx XO, Series 32, Version 1	5.00%	Quarterly	12/20/24	B	EUR	100	$(2,079)	$1,101	$(3,180)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 1.45%	Quarterly	1.57%	Semi-Annual	N/A	02/11/30	USD 5	$415	$207	$208

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	40	$(356)	$(5,163)	$4,807
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	30	(267)	(3,200)	2,933

							$(623)	$(8,363)	$7,740

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront PremiumPaid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	B	EUR	11	$(1,902)	$(1,066)	$(836)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	40	(8,118)	(4,881)	(3,237)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	79	(69,125)	114	(69,239)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	62	(54,250)	454	(54,704)
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/24	B-	USD	1,185	(86,893)	(76,924)	(9,969)
Altice SA	5.00	Quarterly	Citibank N.A.	12/20/24	B-	EUR	10	(224)	1,108	(1,332)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	(2,797)	(127)	(2,670)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	30	(8,391)	—	(8,391)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	(2,797)	588	(3,385)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	12/20/24	B	EUR	20	(4,407)	629	(5,036)
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	B	EUR	60	(3,699)	(5,399)	1,700
CMBX.NA.8	3.00	Annual	Barclays Bank PLC	10/17/57	NR	USD	5,000	(1,195,006)	(501,631)	(693,375)
CMBX.NA.8	3.00	Annual	Credit Suisse International	10/17/57	NR	USD	2,500	(597,503)	(248,102)	(349,401)
CMBX.NA.8	3.00	Annual	Morgan Stanley & Co. International PLC	10/17/57	NR	USD	4,450	(1,063,555)	(586,315)	(477,240)
CMBX.NA.9	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	7,550	(1,920,676)	(920,510)	(1,000,166)
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	NR	USD	5,000	(1,271,971)	(537,135)	(734,836)
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	NR	USD	5,000	(1,271,971)	(537,135)	(734,836)
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	NR	USD	5,000	(1,271,971)	(531,269)	(740,702)

								$(8,835,256)	$(3,947,601)	$(4,887,655)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund”s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$25,298	$157,591	$28,419	$211,308
Asset-Backed Securities	—	16,180,587	1,888,438	18,069,025
Corporate Bonds(a)	—	362,390,345	1,414,209	363,804,554
Floating Rate Loan Interests(a)	—	181,409,792	58,411,133	239,820,925
Foreign Agency Obligations(a)	—	14,684,471	—	14,684,471
Investment Companies	3,388,197	—	—	3,388,197
Non-Agency Mortgage-Backed Securities	—	8,152,011	—	8,152,011
Other Interests	—	—	10	10
Preferred Securities(a)	11,479,465	35,774,350	—	47,253,815
U.S. Government Sponsored Agency Securities	—	12,677,768	—	12,677,768
U.S. Treasury Obligations	—	18,978,430	—	18,978,430
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(b)	—	(31,684)	—	(31,684)

Subtotal	$14,892,960	$650,373,661	$61,742,209	$727,008,830

Investments valued at NAV(c)				54,207

Total Investments				$727,063,037

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$9,440	$—	$9,440
Forward foreign currency contracts	—	888,387	—	888,387
Interest rate contracts	4,378,675	208	—	4,378,883
Liabilities:
Credit contracts	—	(4,882,566)	(9,969)	(4,892,535)
Forward foreign currency contracts	—	(362,339)	—	(362,339)
Interest rate contracts	(1,048,166)	—	—	(1,048,166)

Total	$3,330,509	$(4,346,870)	$(9,969)	$(1,026,330)

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $230,696,859 are categorized within as Level 2 the disclosure hierarchy.

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Grand Total
Assets:
Opening balance, as of December 31, 2019	$1,015,603	$522,907	$1,561,152	$8,974,479	$10	$12,074,151
Transfers into Level 3(a)	—	—	—	36,920,507	—	36,920,507
Transfers out of Level 3	—	(138,203)	—	(3,323,436)	—	(3,461,639)
Accrued discounts/premiums	(30,532)	—	—	12,226	—	(18,306)
Net realized gain (loss)	—	—	—	(290,542)	—	(290,542)
Net change in unrealized appreciation (depreciation)(b)	(3,637)	(356,285)	(130,152)	(5,753,314)	—	(6,243,388)
Purchases	1,000,000	—	—	26,097,146	—	27,097,146
Sales	(92,996)	—	(16,791)	(4,225,933)	—	(4,335,720)

Closing balance, as of March 31, 2020	$1,888,438	$28,419	$1,414,209	$58,411,133	$10	$61,742,209

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(b)	$(3,637)	$(356,285)	$(130,152)	$(5,755,946)	$—	$(6,246,020)

(a)

As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Limited Duration Income Trust (BLW)

	Credit Contracts	Grand Total
Assets:
Opening balance, as of December 31, 2019	$84,334	$84,334
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	(94,303)	(94,303)
Purchases	—	—
Sales	—	—

Closing balance, as of March 31, 2020	$(9,969)	$(9,969)

Net change in unrealized appreciation (depreciation) on derivative financial instruments held at March 31, 2020(a)	$(94,303)	$(94,303)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2020 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Fund’s investments and derivative financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments.